===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                        ------------------------------
                                   FORM 10-K
                                 ANNUAL REPORT
                        ------------------------------

(Mark One)

  [X] ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE
      ACT OF 1934 [FEE REQUIRED]


For the fiscal year ended December 31, 1993
                          .....................................................

                                      OR

  [_] TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES
      EXCHANGE ACT OF 1934 [NO FEE REQUIRED]

For the transition period from ...................... to ......................


Commission file number 0-11350
                       .........................................................

                    INTERNATIONAL LEASE FINANCE CORPORATION
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                         CALIFORNIA                            22-3059110
      (STATE OR OTHER JURISDICTION OF INCORPORATION OR      (I.R.S. EMPLOYER
                       ORGANIZATION)                       IDENTIFICATION NO.)



     1999 AVENUE OF THE STARS, LOS ANGELES, CALIFORNIA            90067
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)             (ZIP CODE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 788-1999

          SECURITIES REGISTERED PURSUANT TO SECTION 12(B) OF THE ACT:
                                     NONE

          SECURITIES REGISTERED PURSUANT TO SECTION 12(G) OF THE ACT:
                                     NONE
                               (TITLE OF CLASS)

  INDICATE BY CHECK MARK WHETHER THE REGISTRANT (1) HAS FILED ALL REPORTS REQUIRED TO BE FILED BY SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934 DURING THE PRECEDING 12 MONTHS (OR FOR SUCH SHORTER PERIOD THAT THE REGISTRANT WAS REQUIRED TO FILE SUCH REPORTS), AND (2) HAS BEEN SUBJECT TO
SUCH FILING REQUIREMENTS FOR THE PAST 90 DAYS.  YES  X     NO
                                                    ---      ---
  INDICATE BY CHECK MARK IF DISCLOSURE OF DELINQUENT FILERS PURSUANT TO ITEM 405 OF REGULATION S-K ((S) 229.405 OF THIS CHAPTER) IS NOT CONTAINED HEREIN, AND WILL NOT BE CONTAINED, TO THE BEST OF REGISTRANT'S KNOWLEDGE, IN DEFINITIVE PROXY OR INFORMATION STATEMENTS INCORPORATED BY REFERENCE IN PART III OF THIS FORM 10-K OR ANY AMENDMENT TO THIS FORM 10-K. [X]

  AS OF FEBRUARY 28, 1994, THERE WERE 35,818,122 SHARES OF COMMON STOCK, NO PAR VALUE, OUTSTANDING.

  REGISTRANT MEETS THE CONDITIONS SET FORTH IN GENERAL INSTRUCTION J(1)(A) AND
(B) OF FORM 10-K AND IS THEREFORE FILING THIS FORM WITH THE REDUCED DISCLOSURE FORMAT.

===============================================================================

                    INTERNATIONAL LEASE FINANCE CORPORATION
                          1993 FORM 10-K ANNUAL REPORT

                               TABLE OF CONTENTS

                                     PART I

                                                                                     Page
                                                                                     ----
Item 1.   Business................................................................     1
Item 2.   Properties..............................................................     6
Item 3.   Legal Proceedings.......................................................     8

                                    PART II

Item 5.   Market for Registrant's Common Equity
           and Related Stockholder Matters........................................     8
Item 6.   Selected Financial Data.................................................     9
Item 7.   Management's Discussion and Analysis of Financial Condition
           and Results of Operations..............................................     9
Item 8.   Financial Statements and Supplementary Data.............................    12
Item 9.   Changes in and Disagreements with Accountants on Accounting and Finan-
           cial Disclosure........................................................    12

                                    PART IV

Item 14.  Exhibits, Financial Statement Schedules
           and Reports on Form 8-K................................................    12

                                    PART I

ITEM 1. BUSINESS

GENERAL

  International Lease Finance Corporation (the "Company") is primarily engaged in the acquisition of new and used commercial jet aircraft and the leasing and sale of such aircraft to domestic and foreign airlines. The Company, in terms of the number and value of transactions concluded, is a major owner-lessor of commercial jet aircraft. In addition, the Company is engaged in the remarketing of commercial jets for airlines and financial institutions.

  Since 1973, the Company has engaged in over 650 transactions involving the lease or sale of commercial aircraft to more than 120 airlines. As of December 31, 1993, the Company owned 230 aircraft including aircraft owned in joint ventures. See "Item 2. Properties--Flight Equipment." At December 31, 1993, the Company had committed to purchase 227 aircraft deliverable through 1999 at an estimated aggregate purchase price of $12.9 billion. It also had options to purchase an additional 58 aircraft deliverable through 1999 at an estimated aggregate purchase price of $3.4 billion. See "Item 2. Properties-- Commitments."

  The Company maintains the mix of flight equipment to meet its customers' needs by purchasing those models of new and used aircraft which it believes will have the greatest airline demand and operational longevity and minimize the time that its aircraft are not leased to customers.

  The Company purchases, and finances the purchase of, aircraft on terms intended to permit the Company to lease or resell such aircraft at a profit. The Company typically finances the purchase of aircraft with borrowed funds and internally generated cash flow. The Company accesses the capital markets for such funds at times and on terms and conditions it considers appropriate. The Company may, but does not necessarily, engage in financing transactions for specific aircraft. The Company relies significantly on short- and medium-term financing, and thereby attempts to manage interest rate exposure. To date, the Company has been able to purchase aircraft on terms which have permitted it to lease the aircraft at a profit and has not experienced any difficulty in obtaining financing.

  The Company's aircraft are usually leased on terms under which the Company does not fully recover the acquisition cost of such aircraft. Thus, at the termination of a lease, the Company bears the risk of selling or releasing the aircraft on terms which will cover its remaining cost.

  The airlines are in a cyclical, economically sensitive and highly competitive business. See "Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations." The Company's revenue and income may be affected by political instability abroad, changes in national policy, competitive pressures on certain air carriers, fuel shortages, labor stoppages, recessions, and other political or economic events adversely affecting world or regional trading markets or impacting a particular customer. The Company's continued success is partly dependent on management's ability in the future to develop customer relationships for leasing, sales and remarketing with those airlines best able to maintain their economic viability and survive in a deregulated environment.

  The Company is incorporated in the State of California and its principal executive offices are located at 1999 Avenue of the Stars, Los Angeles, California 90067. The Company's telephone, telecopier and telex numbers are
(310) 788-1999, (310) 788-1990 and 69-1400, respectively. The Company is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. The Common Stock of AIG is listed on, among others, the New York Stock Exchange.

AIRCRAFT LEASING

  The initial term of the Company's current leases range in length from one year to 15 years. See "Item 2. Properties--Flight Equipment" for information regarding scheduled lease terminations. Most of the Company's leases are operating leases under which the Company does not fully recover its aircraft cost and retains the benefit and assumes the risk of the residual value of the aircraft. The Company on occasion also enters into finance-type and sales-type leases where the full cost of the aircraft is substantially recovered over the term of the lease. At December 31, 1993, 223 of the Company's leases, excluding aircraft in joint ventures, were accounted for as operating leases. The aircraft under operating leases are included as assets on the Company's balance sheet and depreciation is charged to income over the estimated useful lives of the aircraft. In accordance with generally accepted accounting principles, rentals are reported as revenue over the lease term as they become due and are earned. The Company attempts to maintain a mix of short- and medium-term leases to balance the benefits and risks associated with different lease terms such as larger lease payments on shorter-term leases, changes in prevailing market conditions at the time aircraft become eligible for re-lease or sale and uncertainty associated with estimating residual value of the aircraft at the termination of the lease.

  All leases are on a "net" basis with the lessee responsible for all operating expenses, which customarily include fuel, crews, airport and navigation charges, taxes, licenses, registration and insurance. Normal maintenance and repairs; airframe and engine overhauls; and compliance with return conditions of flight equipment on lease are provided by and paid for by the lessee. Under the provisions of most leases, for certain airframe and engine overhauls, the lessee is reimbursed by the Company for costs incurred up to but not exceeding contingent rentals paid to the Company by the lessee. The Company provides a charge to operations for such reimbursements based primarily upon the hours utilized during the period and the expected reimbursement during the life of the lease. The leases contain specific provisions regarding the condition of the aircraft upon redelivery to the Company. The lessee is responsible for compliance with all applicable laws and regulations with respect to the aircraft. The Company requires its lessees to comply with the most restrictive standards of either the Federal Aviation Administration (the "FAA") or its foreign equivalent. The Company makes periodic inspections of the condition of its leased aircraft. Generally, the Company requires a deposit which is security for the condition of aircraft upon return to the Company, the rental payment by the lessee and the performance of other obligations by the lessee under the lease. In addition, the leases contain extensive provisions regarding the remedies and rights of the Company in the event of a default thereunder by the lessee. The lessee is required to continue lease payments under all circumstances, including periods during which the aircraft is not in operation for maintenance, grounding or any other reason whatsoever.

  The Company obtains and reviews financial statements from all prospective lessees and purchasers before entering into a lease or extending credit. Under certain circumstances, the Company may require the lessee to obtain guarantees or other financial support from an acceptable financial institution or other third party.

FLIGHT EQUIPMENT MARKETING

  The Company also regularly engages in transactions to buy and sell aircraft. Generally, the Company makes a contractual commitment to purchase specific aircraft for its own account for resale only after or concurrently with obtaining a firm order from a customer. In some cases, the Company assists its customers through consulting services and procurement of financing from third parties.

  From time to time, the Company also disposes of its leased aircraft at or before the expiration of their leases. Any gain or loss on disposition of leased aircraft is reflected as revenues from flight equipment marketing.

  In addition to its leasing and sales operations, the Company is engaged, from time to time, as an agent for airlines in the disposition of their surplus aircraft. The Company generally acts as an agent under an exclusive remarketing contract whereby it agrees to sell aircraft on a "best efforts" basis within a period of one year. Compensation to the Company is based upon a percentage of the sales price or lease proceeds and is customarily 2% to 5%. In addition, certain air travel expenses of the Company in connection with its remarketing activities may be provided by the contracting or selling airline. These activities generally augment the Company's primary activities and also serve to promote relationships with prospective sellers and buyers of aircraft.

  Since 1973, the Company has acted as an agent in over 55 aircraft transactions. The Company plans to continue its remarketing services on a selected basis involving specific situations where these activities will not conflict or compete with, but rather will be complementary to, its leasing and selling activities.

  The Company also has guaranteed the loans of certain buyers of aircraft, which guarantees aggregate approximately $44,241,000. See Note J of Notes to Consolidated Financial Statements.

FINANCING/SOURCE OF FUNDS

  The Company purchases new aircraft directly from manufacturers and used aircraft from airlines for lease or sale to other airlines. The Company finances the purchase price of flight equipment from internally generated funds, unsecured commercial bank loans, issuance of commercial paper, public and private debt and preferred stock. See "Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations."

CUSTOMERS

  At December 31, 1993, lessees of the Company included: (domestic) Alaska Airlines, American Trans Air, Carnival Air Lines, Leisure Air, Morris Air Service, North American Airlines, Southwest Airlines, Trans World Airlines
(TWA), USAir and World Airways; (foreign) Aer Lingus, Aeromexico, Air 2000, Air Espana, Air France, Air Inter, Air Liberte, Air New Zealand, Air Pacific, Air Seychelles, Air Transat, Air UK, Asiana, Aviateca, Britannia Airways, British Airways, British Midland Airways, British World Airlines, BWIA International, Canada 3000, Cathay Pacific, Cayman Airways, China Hainan Airlines, China Southwest Airlines, COPA, EVA Airways, Garuda Indonesia, Guyana Airways, Hong Kong Dragon Airlines (Dragonair), Kenya Airways, Korean Airlines, LACSA, Lloyd Aero Boliviano (LAB), Ladeco S.A., LAN Chile, Linjeflyg AB (a wholly-owned subsidiary of SAS), Malaysian Airline System, Mexicana, Monarch Airways, NICA, ONUR Air, Polynesian Airways, Ryan Air, SAETA, SAHSA, Solomon Airlines, TACA International Airlines, TAP Air Portugal, TAT, THY, Transbrasil, Varig, Virgin Atlantic Airways, VIVA Airways and Wuhan Airlines. No single customer accounted for more than 10% of total revenues in any of the last three years.

  Revenues include rentals of flight equipment to foreign airlines of $655,773,000 (1993), $546,452,000 (1992) and $377,390,000 (1991) comprising
82.4%, 86.9% and 87.1%, respectively, of total rentals of flight equipment. See Note I of Notes to Consolidated Financial Statements.

  The following table sets forth the dollar amount and percentage of total rental revenues for 1993 attributable to the indicated geographic areas:

                                      1991            1992            1993
                                 --------------  --------------  --------------
                                  AMOUNT    %     AMOUNT    %     AMOUNT    %
                                 -------- -----  -------- -----  -------- -----
                                            (DOLLARS IN THOUSANDS)
Europe.........................  $191,777  44.2% $237,005  37.7% $261,523  32.9%
Asia/Pacific...................    88,130  20.4   143,201  22.8   169,036  21.2
Central, South America and Mex-
 ico...........................    49,988  11.5   117,891  18.8   171,577  21.6
United States and Canada.......    87,441  20.2   113,832  18.1   171,720  21.6
Africa.........................    16,169   3.7    16,671   2.6    21,581   2.7
                                 -------- -----  -------- -----  -------- -----
                                 $433,505 100.0% $628,600 100.0% $795,437 100.0%
                                 ======== =====  ======== =====  ======== =====

  Many foreign countries have currency and exchange laws regulating the international transfer of currencies. The Company attempts to minimize its currency and exchange risks by negotiating substantially all of its aircraft leasing and sales transactions in U.S. dollars and all guarantees obtained to support various lease agreements are denominated for payment in U.S. dollars. The Company requires, as a condition to any foreign transaction, that the lessee or purchaser in a foreign country first obtain, if required, written approval of the appropriate government agency, finance ministry or central bank for the remittance of all funds contractually owed to the Company in U.S. dollars.

  The Company has restructured leases with both foreign and domestic lessees. Such restructurings have involved the voluntary termination of leases prior to lease expiration, the replacement of leased aircraft with smaller, less expensive leased aircraft, the arrangement of subleases from the primary lessee to another airline and the rescheduling of lease payments. In eight instances from January 1989 through December 1993, the Company has been required to repossess aircraft. In one instance, the aircraft were leased to a domestic airline which had filed for protection under Chapter 11 of the U. S. Bankruptcy Code. In the other seven instances, the aircraft were on lease to foreign airlines.

  In some situations where the Company repossesses an aircraft, it may decide to export the aircraft from the lessee's jurisdiction. To date, the Company has been able to export all repossessed aircraft which it desired to export. In addition, in connection with the repossession of an aircraft, the Company may be required to pay outstanding mechanic's, airport and other operating liens on the repossessed aircraft, which could include charges relating to other aircraft operated by the lessee.

  The Company's revenues and income may be affected by political instability abroad, changes in national policy, competitive pressures on certain air carriers, fuel shortages, labor stoppages, recessions and other political or economic events adversely affecting world or regional trading markets or impacting a particular customer.

COMPETITION

  The leasing and sale of jet aircraft is highly competitive. Aircraft manufacturers and the airlines sell new and used jet aircraft. Furthermore, the Company faces competition in leasing aircraft from aircraft manufacturers, banks, other financial institutions and leasing companies. There is also competition with respect to its remarketing activities from many sources, including, but not limited to, aircraft brokers.

GOVERNMENT REGULATION

  The FAA, the Department of Transportation and the Department of State exercise regulatory authority over the air transportation industry. The FAA has regulatory jurisdiction over registration and flight operations of aircraft operating in the United States, including equipment use, ground facilities, maintenance, communications and other matters.

  The FAA can suspend or revoke the authority of air carriers or their licensed personnel for failure to comply with its regulations and ground aircraft if their airworthiness is in question. The Company believes it holds all airworthiness and FAA registration certificates which are required for the aircraft owned by the Company, although the certificates may be suspended or revoked for cause.

  The Department of State and the Department of Transportation, in general, have jurisdiction over economic regulation of air transportation, but since the Company does not itself operate its aircraft for public transportation of passengers and property, it is not directly subject to their regulatory jurisdiction.

  To export aircraft from the U.S. to a foreign destination, the Company is required to obtain an export license from the United States Department of Commerce. To date, the Company has not experienced any difficulty in obtaining required certificates either from the FAA, Department of Commerce or any other regulatory agency or their foreign counterparts.

EMPLOYEES

  The Company is in a capital intensive rather than a labor intensive business. As of December 31, 1993, the Company had 54 full-time employees which it considered adequate for its business operations. The Company will expand its management and administrative personnel, as necessary, to meet future growth. None of the Company's employees is covered by a collective bargaining agreement and the Company believes that it has maintained excellent employee relations. The Company provides certain employee benefits, including retirement plans and health, life, disability and accident insurance.

INSURANCE

  The Company requires its lessees to carry those types of insurance which are customary in the air transportation industry, including comprehensive liability insurance and aircraft hull insurance. In general, the Company is an additional insured on liability policies carried by the lessees. All policies contain a breach of warranty endorsement so that the interests of the Company are not prejudiced by any act or omission of the operator-lessee.

  Insurance premiums are prepaid by the lessee, with payment acknowledged by the insurance carrier. The territorial coverage is, in each case, suitable for its lessee's area of operations and the policies contain, among other provisions, a "no co-insurance" clause and a provision prohibiting cancellation or material change without at least 30 days advance written notice to the Company. Furthermore, the insurance is primary and not contributory and all insurance carriers are required to waive rights of subrogation against the Company.

  The stipulated loss value schedule under aircraft hull insurance policies is on an agreed value basis acceptable to the Company, which usually exceeds the book value of the aircraft. In cases where the Company believes that the agreed value under the lease is not sufficient, the Company purchases additional Total Loss Only coverage for the deficiency. Aircraft hull policies contain standard clauses covering aircraft engines with deductibles required to be paid by the lessee. Furthermore, the aircraft hull policies contain full war risk endorsements, including, but not limited to, confiscation, seizure, hijacking and similar forms of retention or terrorist acts. All losses under such policies are payable in U.S. currency.

  The comprehensive liability insurance policies include provisions for bodily injury, property damage, passenger liability, cargo liability and such other provisions reasonably necessary in commercial passenger and cargo airline operations with minimal deductibles. Such policies generally have combined comprehensive single liability limits of not less than $250 million and all losses are payable in U.S. dollars, U.K. pounds or German marks.

  The Company also maintains other insurance covering the specific needs of its business operations. Insurance policies are generally placed or reinsured through AIG, which costs are allocated back to the Company. The Company believes that its insurance is adequate both as to coverage and amount.

ITEM 2. PROPERTIES

FLIGHT EQUIPMENT

  The Company's management frequently reviews opportunities to acquire suitable commercial jet aircraft based not only on market demand and customer airline requirements, but also on the Company's fleet portfolio mix criteria and planning strategies for leasing. Before committing to purchase specific aircraft, the Company takes into consideration factors such as estimates of future values, potential for remarketing, trends in supply and demand for the particular type, make and model of aircraft and engines and anticipated obsolescence. As a result, certain types and vintages of aircraft do not necessarily fit the profile for inclusion in the Company's portfolio of aircraft owned and used in its leasing operations.

  At December 31, 1993, 85% of the aircraft, which represent 98% of the net book value of the aircraft, are Stage III, which are aircraft that hold or are capable of holding a noise certificate issued under Chapter 3 of Volume 1,
Part II of Annex 16 of the Chicago Convention or have been shown to comply with the Stage III noise levels set out in Section 36.5 of Appendix C of Part 36 of the Federal Aviation Regulations of the United States. At December 31, 1993, the average age of the Company's flight equipment was 6.17 years and the average age of the Stage III fleet was 3.43 years.

  The following table shows the scheduled lease terminations (for the minimum noncancelable period) by aircraft type for the Company's lease portfolio at December 31, 1993:

AIRCRAFT TYPE            1994    1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 TOTAL
- - -------------            ----    ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- -----
737-200.................   2       7    8                   1                             18
737-300.................   4       7    6    4   11    7    7    1              1         48
737-400.................   7      12   11    5    3    3              1                   42
737-500.................                5                                                  5
757-200.................           2    8    5    7    2         2                        26
767-200.................   2       2         1         1                                   6
767-300.................           1    3    1         2                                   7
747-200.................   1            1                                                  2
747-300.................                                                   3               3
747-400.................                1    1    2                                        4
MD-82...................                2                                                  2
MD-83...................   1            1    6    3                                       11
DC 10-10................   1                                                               1
MD-11...................           1              2                                        3
F-100...................           1    1    5                                             7
A300-600R...............           1         1         2                                   4
A310....................           1    1    1         1    1                        1     6
A320....................                5    7    2    1    2                             17
BAC1-11.................  17(a)                                                           17
                         ---     ---  ---  ---  ---  ---  ---  ---  ---  ---  ---  ---   ---
Total...................  35      35   53   37   30   19   11    3    1    3    1    1   229

- - ------------
(a) Four of the BAC1-11 aircraft are committed for sale in 1994 and the remaining 13 will continue on month-to-month leases.

  In addition, at December 31, 1993 one DC10-10 was not on lease as it was being converted to freighter configuration.

COMMITMENTS

  At December 31, 1993 the Company had committed to purchase the following aircraft at an estimated aggregate purchase price (including adjustment for anticipated inflation) of approximately $12.9 billion for delivery as shown:

AIRCRAFT TYPE                                1994 1995 1996 1997 1998 1999 TOTAL
- - -------------                                ---- ---- ---- ---- ---- ---- -----
737-300/400/500*............................  23   20    8   10    2    1    64
757-200.....................................   9    7    7    7    7    2    39
767-300.....................................   5    5    6    6    2    1    25
777-200.....................................                  2    3    1     6
747-400.....................................   2    1    1    1    1    1     7
MD-11.......................................   1    2                         3
A300-600R...................................   1    3    1                    5
A310-300....................................        1    1                    2
A319........................................             2    2    2          6
A320-200....................................  10    8    4    4    2    1    29
A321-100....................................        2    7    7    4    4    24
A330........................................   4    4    2    1    1         12
A340........................................   1    1    1    1    1          5
                                             ---  ---  ---  ---  ---  ---   ---
 Total......................................  56   54   40   41   25   11   227

- - --------
* The Company has the right to designate which model of 737 (737-300, 737-400 or 737-500) will be delivered at specified dates prior to contractual delivery. For 1994, the Company has designated for delivery nine 737-300, thirteen 737-400 and one 737-500.

  At December 31, 1993, the Company had options to purchase the following aircraft at an estimated aggregate purchase price (including adjustment for anticipated inflation) of approximately $3.4 billion for delivery as shown:

AIRCRAFT TYPE                                          1996 1997 1998 1999 TOTAL
- - -------------                                          ---- ---- ---- ---- -----
737-300/400/500*......................................   1    1    9   10    21
757-200...............................................             2    6     8
767-300...............................................        1    4    5    10
777-200...............................................                  2     2
A300-600R.............................................        1    1    1     3
A319..................................................                  2     2
A321-100..............................................   1    3    3    3    10
A330..................................................             1    1     2
                                                       ---  ---  ---  ---   ---
 Total................................................   2    6   20   30    58

- - --------
* The Company has the right to designate which model of 737 (737-300, 737-400 or 737-500) will be delivered at specified dates prior to contractual delivery.

  If all 285 aircraft were to be acquired, the estimated aggregate purchase price (including adjustment for anticipated inflation) would be approximately $16.4 billion. Management anticipates that a significant portion of such aggregate purchase price will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

  Most of the purchase commitments and options set forth above are based upon master arrangements with each of The Boeing Company ("Boeing"), AVSA, S.A.R.L., the sales subsidiary of Airbus Industrie ("Airbus"), and McDonnell Douglas Corporation ("McDonnell Douglas").

  The Boeing aircraft (models 737, 747, 757, 767 and 777), the Airbus aircraft (models A300, A310, A319, A320, A321, A330 and A340) and the McDonnell Douglas aircraft (model MD-11) listed above are either being purchased, or the options to purchase have been granted, pursuant to purchase agreements executed by the Company and Boeing, Airbus or McDonnell Douglas, respectively. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, the Company has the right to alter the mix of aircraft type ultimately acquired. As of December 31, 1993, the Company had made non-refundable deposits (exclusive of capitalized interest) with respect to the aircraft which the Company has committed to purchase of approximately $427,572,000, $274,206,000 and $36,824,000 with Boeing, Airbus and McDonnell Douglas, respectively.

  As of March 1, 1994, the Company had entered into contracts for 52 of the 56 aircraft to be delivered in 1994, 33 of the 54 aircraft to be delivered in 1995, 6 of the 40 aircraft to be delivered in 1996, 1 of the 41 aircraft to be delivered in 1997 and none of the 36 aircraft to be delivered subsequent to 1997. The Company will need to find customers for aircraft presently on order and any new aircraft ordered and arrange financing for portions of the purchase price of such equipment. Although the Company has been successful to date in placing its new aircraft on lease or sales contracts, and has obtained adequate financing in the past, there can be no assurance as to the future continued availability of lessees or purchasers, or of sufficient amounts of financing on terms acceptable to the Company.

FACILITIES

  The Company's principal offices are located at 1999 Avenue of the Stars, Los Angeles, California. The Company occupies space under a lease which expires in 2000. The lease covers approximately 25,000 square feet of office space, provides for an annual rental of approximately $1,297,000, and the rental payments thereunder are subject to certain indexed escalation provisions.

ITEM 3. LEGAL PROCEEDINGS

  The Company is not a party to any material legal proceedings.

                                    PART II

ITEM 5. MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER MATTERS

  The Company is wholly owned by AIG and the Company's Common Stock is not listed on any national exchange or traded in any established market. During the years ended December 31, 1991, 1992 and 1993, the Company paid cash dividends to AIG of $6,645,000, $10,330,000 and $11,359,000, respectively. It is the intent of the Company to pay AIG an annual dividend of 7% of net income. Under the most restrictive provisions of the Company's borrowing arrangements, consolidated retained earnings at December 31, 1993 in the amount of $258,842,000 were unrestricted as to the payment of dividends.

ITEM 6. SELECTED FINANCIAL DATA

  The following table summarizes selected consolidated financial data and operating information of the Company. The selected consolidated financial data should be read in conjunction with the Consolidated Financial Statements and notes thereto and "Management's Discussion and Analysis of Financial Condition and Results of Operations" included elsewhere in this Form 10-K.

                                                  13 MONTHS
                                     YEAR ENDED     ENDED         YEARS ENDED DECEMBER 31,
                                    NOVEMBER 30, DECEMBER 31, ---------------------------------
                                        1989         1990        1991        1992       1993
                                    ------------ ------------ ----------  ---------- ----------
                                                  (DOLLAR AMOUNTS IN THOUSANDS)
OPERATING DATA:
Rentals of flight equipment.......   $  249,530   $  367,649  $  433,505  $  628,600 $  795,437
Flight equipment marketing........       52,962       45,408      38,238      46,845     53,680
Interest and other income.........       31,589       53,023      54,968      55,072     62,515
Total revenues....................      334,081      466,080     526,711     730,517    911,632
Expenses..........................      239,211      343,080     387,011     484,277    633,992
Income before income taxes........       94,870      123,000     139,700     246,240    277,640
Net income(1).....................       61,164       69,901      89,530     157,749    168,565
RATIO OF EARNINGS TO FIXED CHARGES
 AND PREFERRED STOCK DIVIDENDS(2):         1.35x       1.33x        1.44x      1.75x      1.68x
BALANCE SHEET DATA:
Flight equipment under operating
 leases (net of accumulated
 depreciation)....................   $1,909,465   $2,633,627  $3,453,149  $4,759,899 $6,515,837
Net investment in finance and
 sales-type leases................      278,347      260,396     247,936     242,445    290,269
Total assets......................    2,580,481    3,523,626   4,563,622   6,079,765  8,139,821
Total debt........................    1,800,244    2,497,074   3,242,010   4,242,288  5,819,481
Shareholders' equity..............      500,165      632,323     815,208   1,156,195  1,409,181
OTHER DATA:
Aircraft owned at period end(3)...           78          106         132         176        230
Aircraft sold or remarketed during
 the period.......................            9           13           8           7          9

- - ------------
(1) Includes an extraordinary loss of $7,035,000 in 1990.
(2) See Exhibit 12.
(3) See "Item 2. Properties--Flight Equipment".

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

GENERAL

INDUSTRY CONDITION

  In recent years, many airlines have experienced economic difficulties and some have filed for bankruptcy or similar proceedings or have requested that their leases be restructured. The Company has restructured leases with both foreign and domestic lessees. Such restructurings have involved the voluntary termination of leases prior to lease expiration, the replacement of leased aircraft with smaller, less expensive leased aircraft, the arrangement of subleases from the primary lessee to another airline and the rescheduling of lease payments. In eight instances between January 1989 and December 31, 1993, the Company has been required to repossess aircraft. Recently, however, the Company has seen some stabilization and a small reversal in this trend which resulted in very few lessees requesting lease restructurings in 1993. In addition, the involvement of General Electric Capital Corp. with GPA Group plc, one of the Company's competitors, has helped stabilize the aircraft leasing industry.

FINANCIAL CONDITION

  The Company borrows funds for the purchases of flight equipment, including the making of progress payments during the construction phase, principally on an unsecured basis from various sources. At December 31, 1991, 1992 and 1993, the Company's debt financing was comprised of the following:

                                               1991        1992        1993
                                            ----------  ----------  ----------
                                                 (DOLLARS IN THOUSANDS)
     Public term debt with single maturi-
      ties................................  $  900,000  $1,800,000  $2,550,000
     Public medium-term notes with varying
      maturities..........................   1,557,350   1,428,000   1,765,920
     Bank term debt and revolvers.........      17,750      26,100      20,000
     Other term debt......................      52,780      50,779      48,778
                                            ----------  ----------  ----------
        Total term debt...................   2,527,880   3,304,879   4,384,698
     Commercial paper.....................     714,130     944,451   1,444,977
     Bank lines of credit.................
     Less: Deferred debt discount.........      (6,959)     (7,042)    (10,194)
                                            ----------  ----------  ----------
      Debt financing......................  $3,235,051  $4,242,288  $5,819,481
                                            ==========  ==========  ==========
     Composite interest rate..............       7.66%       6.55%       5.89%
     Percentage of total debt at fixed
      rate................................      76.58%      77.01%      74.77%
     Composite interest rate on fixed
      debt................................       8.37%       7.49%       6.70%
     Bank prime rate......................       6.50%       6.00%       6.00%

  The interest on substantially all the public debt (exclusive of the commercial paper) is fixed for the term of the note. The Company has committed revolving loans and lines of credit with 29 banks aggregating $1.015 billion and an uncommitted line of credit with one bank in the amount of $200 million; no amounts were outstanding thereunder at December 31, 1993, 1992 and 1991. Bank debt principally provides for interest rates that vary according to the pricing option then in effect and range from prime, .30% to 3/8% over LIBOR or .425% to 1/2% over CD rates, at the Company's option. Bank financing may be subject to either compensating balances or commitment fees of up to .25% of amount available.

  The Company has an effective shelf registration with respect to $2.1 billion of debt securities, under which $500 million of notes were sold through 1993. Additionally, an $800 million Medium-Term Note program has been implemented under the shelf registration, under which $600.9 million has been sold through December 31, 1993.

  Subsequent to December 31, 1993, the Company entered into an Export Credit Lease facility in the amount of $555 million which is available for the acquisition of up to 10 Airbus aircraft to be delivered in 1994.

  Through December 31, 1992, AIG contributed $200 million of additional capital to the Company.

  In 1992 and 1993, the Company sold a total of $200 million of Market Auction Preferred Stock.

  The Company believes that it has sufficient financing sources available to meet its capital requirements through fiscal 1994.

RESULTS OF OPERATIONS

  The increase in revenues from rentals of flight equipment from $433.5 million in 1991 to $628.6 million in 1992 to $795.4 million in 1993 is due to the increase in both the size and relative cost of the fleet of leased flight equipment subject to operating lease from 125 in 1991 to 167 in 1992 to 223 in 1993.

  In addition to its leasing operations, the Company engages in the marketing of flight equipment on a principal and commission basis as well as the disposition of flight equipment at the end of the lease term. Revenue from such flight equipment marketing increased from $38.2 million in 1991 to $46.8 million in 1992 to $53.7 million in 1993 as a result of the following number of aircraft transactions in each period:

                                                                  1991 1992 1993
                                                                  ---- ---- ----
      Sales of flight equipment..................................   4    0    2
      Commissions................................................   5    6    8
      Disposition of leased flight equipment.....................   4    7    7

  Interest and other income increased from $55.0 million in 1991 to $55.1 million in 1992 to $62.5 million in 1993 as a result of the increase in notes receivable from $99.0 million (1991) to $171.3 million (1992) to $337.9 million (1993). Additionally, the Company had dividend income of $6.4 million (1991 and 1992) and $2.4 million (1993) from its investment in Alaska Air Group and realized $13.5 million (1991), $8.6 million (1992) and $16.3 million
(1993) in deposit forfeitures and fees principally on repossessed aircraft and early lease terminations.

  Expenses as a percentage of total revenues were 73.5% for 1991 compared to 66.3% for 1992 and 70.0% for 1993. Interest expense increased from $192.0 million in 1991 to $243.5 million in 1992 to $301.2 million in 1993, primarily as a result of an increase in debt outstanding, excluding the effect of debt discount, from $3,242.0 million in 1991 to $4,249.3 million in 1992 to $5,829.7 million in 1993 to finance aircraft acquisitions, partially offset by changes in interest rates during the periods. These interest rate changes caused the Company's composite borrowing rate to decline as follows:

           December 31, 1990........................... 8.67%
           March 31, 1991.............................. 7.98
           June 30, 1991............................... 7.81
           September 30, 1991.......................... 7.70
           December 31, 1991........................... 7.66
           March 31, 1992.............................. 7.04
           June 30, 1992............................... 6.70
           September 30, 1992.......................... 6.60
           December 31, 1992........................... 6.55
           March 31, 1993.............................. 6.29
           June 30, 1993............................... 6.11
           September 30, 1993.......................... 6.05
           December 31, 1993........................... 5.89

  The balance of the increase in expenses is primarily attributable to increases in depreciation of flight equipment from $161.7 million in 1991 to $192.2 million in 1992 to $268.2 million in 1993 due to the addition of aircraft.

  Provision for overhauls increased from $15.1 million in 1991 to $28.1 million in 1992 to $39.9 million in 1993 due to an increase in the number of aircraft on which the Company collects overhaul reserves and therefore an increase in the number of hours flown for which an overhaul reserve is provided, partially offset by the reversal of reserves on aircraft which either changed lessees or were sold during the year.

  Selling, general and administrative expenses increased from $18.1 million in 1991 to $20.5 million in 1992 to $24.7 million in 1993.

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

  The response to this Item is submitted as a separate section of this report.

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

  During the two fiscal periods prior to the date of the Company's most recent financial statements, the Company has not reported a change in accountants nor have there been any disagreements reported on any matter of accounting principles or practices or financial statement disclosure.

                                    PART IV

ITEM 14. EXHIBITS, FINANCIAL STATEMENT SCHEDULES AND REPORTS ON FORM 8-K

  (a)(1) and (2): Financial Statements and Financial Schedules: The response to this portion of Item 14 is submitted as a separate section of this report beginning on page 19.

  (a)(3) and (c): Exhibits: The response to this portion of Item 14 is submitted as a separate section of this report on page 13.

  (b) Reports on Form 8-K: Current Report on Form 8-K, event date November 19, 1993.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                                   FORM 10-K
                           ITEMS 8, 14(A), AND 14(C)

           INDEX OF CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

  The following consolidated financial statements of the Company and its subsidiaries required to be included in Item 8 are listed below:

                                                                           PAGE
                                                                           ----
Report of Independent Auditors............................................  18
Consolidated Financial Statements:
 Balance Sheets at December 31, 1992 and 1993.............................  19
 Statements of Income for the years ended December 31, 1991, 1992 and
  1993....................................................................  20
 Statements of Shareholders' Equity for the years ended December 31, 1991,
  1992 and 1993...........................................................  21
 Statements of Cash Flows for the years ended December 31, 1991, 1992 and
  1993....................................................................  22
 Notes to Consolidated Financial Statements...............................  24

  The following financial statement schedules of the Company and its subsidiaries are included in Item 14(a)(2):

SCHEDULE NUMBER                                DESCRIPTION                               PAGE
- - ---------------                                -----------                               ----
 II               Amounts Receivable from Related Parties and Underwriters, Promoters
                   and Employees Other than Related Parties............................   35
 V                Property, Plant and Equipment........................................   36
 VI               Accumulated Depreciation, Depletion and Amortization.................   37
 VIII             Valuation and Qualifying Accounts....................................   38
 IX               Short-Term Borrowings................................................   39

  All other financial statements and schedules not listed have been omitted since the required information is included in the consolidated financial statements or the notes thereto, or is not applicable or required.

  The following exhibits of the Company and its subsidiaries are included in
Item 14(c):

EXHIBIT NUMBER                               DESCRIPTION
- - --------------                               -----------
  3.1            Amended and Restated Articles of Incorporation of the Company filed
                 November 17, 1992 (filed as an exhibit to Registration Statement
                 No. 33-54294 and incorporated herein by reference).
  3.2            Certificate of Determination of Preferences of Preferred Stock
                 filed December 9, 1992 (filed as an exhibit to Registration State-
                 ment No. 33-54294 and incorporated herein by reference).
  3.3            Certificate of Determination of Preferences of Preferred Stock
                 filed November 18, 1993 (filed as an exhibit to Registration State-
                 ment 33-50913 and incorporated herein by reference).
  3.4            By-Laws of the Company, including amendment thereto dated August
                 31, 1990 (filed as an exhibit to Registration Statement No. 33-
                 37600 and incorporated herein by reference).
  4.1            Indenture, dated as of March 1, 1986, between the Company and Na-
                 tional Westminster Bank (U.S.A.), as Trustee (filed as an exhibit to Registration Statement No. 33-24411 and incorporated herein by reference).
  4.2            Supplemental Indenture, dated August 15, 1990, substituting Shawmut
                 Bank, N.A., as trustee under the Indenture referred to in Item 4.1
                 (filed as an exhibit to Form 10-K for the thirteen months ended De-
                 cember 31, 1990 and incorporated herein by reference).

 4.3 Indenture, dated as of November 1, 1990, between the Company and Shawmut Bank, N.A., as Trustee (filed as an exhibit to Registration
             Statement No. 33-37600 and incorporated herein by reference).

 4.4 Indenture dated as of November 1, 1991, between the Company and Continental Bank, National Association as Trustee (filed as an exhibit to Registration Statement No. 33-43698 and incorporated herein by reference).

 4.5 The Company agrees to furnish to the Commission upon request a copy of each instrument with respect to issues of long-term debt of the Company and its subsidiaries, the authorized principal amount of which does not exceed 10% of the consolidated assets of the Company and its subsidiaries

10.1         Employment Agreement with Leslie L. Gonda (filed as an exhibit to
             Form 10-Q for the fiscal quarter ended May 31, 1990 and incorpo-rated herein by reference).

10.2 Employment Agreement with Steven F. Udvar-Hazy (filed as an exhibit to Form 10-Q for the fiscal quarter ended May 31, 1990 and incorpo-rated herein by reference).

10.3         Employment Agreement with Louis L. Gonda (filed as an exhibit to
             Form 10-Q for the fiscal quarter ended May 31, 1990 and incorpo-rated herein by reference).

10.4         Amended Memorandum of Understanding between the Company and The
             Boeing Company dated July 18, 1986 (filed as an exhibit to Form 8-
             K, dated July 31, 1986 and incorporated herein by reference).

10.5         Purchase Agreement Nos. 1497, 1498, 1499 and 1500, dated August 25,
             1988, between The Boeing Company and the Company (filed as exhibits to Form 8-K dated August 25, 1988 and incorporated herein by reference).

10.6         General Terms Agreement, dated November 10, 1988 between AVSA,
             S.A.R.L. and the Company, including Letter Agreements Nos. 1 through 5 relating thereto (filed as exhibits to Form 8-K, dated
             January 25, 1989 and incorporated herein by reference).

10.7         Purchase Agreements Nos. A300, A310, A320 and A330, dated November
             10, 1988, between AVSA, S.A.R.L. and the Company, including Letter
             Agreements relating thereto (filed as exhibits to Form 8-K, dated
             January 25, 1989 and incorporated herein by reference).

10.8 Amended and Restated Loan Agreement dated as of December 1, 1990, with National Westminster Bank PLC (filed as an exhibit to Form 10-
             K for the thirteen months ended December 31, 1990 and herein by reference).

10.9         Note Purchase Agreement dated as of January 12, 1989, among ILFC,
             ILFC Canada and the Note Purchasers named therein (filed as exhibit to Form 8-K dated January 19, 1989 and incorporated herein by ref-erence).

10.10        Credit Agreement dated as of January 12, 1989 among the Company,
             ILFC Canada and The Industrial Bank of Japan (Canada) (filed as exhibit to Form 8-K dated January 19, 1989 and incorporated herein by reference).

10.11        Amendment No. 2, dated February 14, 1990, to A320 Purchase
             Agreement, dated November 10, 1988, between AVSA, S.A.R.L. and the
             Company (filed as an exhibit to Form 10-K for the thirteen months ended December 31, 1990 and incorporated herein by reference).

10.12        Purchase Agreement A321 dated February 14, 1990, between AVSA,
             S.A.R.L. and the Company, including Letter Agreements relating thereto (filed as an exhibit to Form 10-K for the thirteen months ended December 31, 1990 and incorporated herein by reference).

10.13        Loan Agreement dated as of April 7, 1992 between the Company and
             The Toyo Trust and Banking Co., Ltd., Los Angeles Agency (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

10.14        Amendment No. 1 dated as of June 18, 1991 to Purchase Agreement No.
             A330 dated as of November 10, 1988 between AVSA, S.A.R.L. and the Company (filed as an exhibit to Form 10-K for the year ended
             December 31, 1991 and incorporated herein by reference).

10.15        Amendments Nos. 3, 4, 6 and 7 dated as of June 18, 1991, December
             20, 1991, November 30, 1992 and December 10, 1992, respectively, to
             Purchase Agreement No. A320 dated as of November 10, 1988 between
             AVSA, S.A.R.L. and the Company (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

10.16        Amendments Nos. 1 and 2 dated as of June 18, 1991 and as of
             December 10, 1992, respectively, to Purchase Agreement No. A321 dated as of February 14, 1990 between AVSA, S.A.R.L. and the Com-pany (filed as an exhibit to Form 10-K for the year ended December
             31, 1992 and incorporated herein by reference).

10.17        Amendment No. 2 dated as of December 10, 1992 to Purchase Agreement
             No. A330 dated as of November 10, 1988 between AVSA, S.A.R.L. and the Company (filed as an exhibit to Form 10-K for the year ended
             December 31, 1992 and incorporated herein by reference).

10.18        Supplemental Agreements Nos. 1, 2 and 3 dated as of November 27,
             1989, December 19, 1989, and December 5, 1990, respectively, to
             Purchase Agreement No. 1497 dated as of August 25, 1988 between The
             Boeing Company and the Company; Supplemental Agreement No. 1 dated
             March 30, 1989 to Purchase Agreement No. 1498 dated as of August
             25, 1988 between The Boeing Company and the Company; Supplemental
             Agreements Nos. 1, 2, 3, 5, 9, 10, 11, 12, 13 and 14 dated as of
             March 30, 1989, August 21, 1989, December 19, 1989, May 1, 1991,
             August 21, 1992, August 21, 1992, September 21, 1992, November 23,
             1992, December 15, 1992 and January 15, 1993, respectively, to
             Purchase Agreement No. 1499 dated as of August 25, 1988 between The
             Boeing Company and the Company; Supplemental Agreements Nos. 1, 4,
             5 and 9 dated as of March 30, 1989, December 19, 1989, February 22,
             1990 and May 21, 1991, respectively, to Purchase Agreement No. 1500 dated as of August 25, 1988 between The Boeing Company and the Company and Letter Agreement No. 6-1162-SRC-2044 (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

10.19 Purchase Agreements, Nos. 1768, 1769, 1770, 1771 and 1772, dated as of December 15, 1992 between The Boeing Company and the Company, including Letter Agreements related to each Purchase Agreement
             (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

10.20 Letter Agreement No. 6-1162-KAC-1403R6 dated as of April 13, 1993, to Purchase Agreement No. 1500 between The Boeing Company and the
             Company (filed as an exhibit to Form 10-Q dated March 31, 1993 and incorporated herein by reference).

10.21 Supplemental Agreement No. 18, dated as of April 13, 1993 to Pur-chase Agreement No. 1500 between The Boeing Company and the Company
             (filed as an exhibit to Form 10-Q dated March 31, 1993 and incorpo-rated herein by reference).

10.22        Revolving Credit Agreement dated as of June 1, 1993, among
             International Lease Finance Corporation, Union Bank of Switzerland,
             Los Angeles Branch, and the other banks listed therein providing up to $566,666,662 (filed as an exhibit to Form 8-K dated July 14, 1993 and incorporated herein by reference).

10.23        Revolving Credit Agreement dated as of June 1, 1993, among
             International Lease Finance Corporation, Union Bank of Switzerland,
             Los Angeles Branch, and the other banks listed therein providing up to $283,333,338 (filed as an exhibit to Form 8-K dated July 14, 1993 and incorporated herein by reference).

10.24 Supplemental Agreement No. 16, dated as of March 10, 1993, to Pur-chase Agreement No. 1500 between The Boeing Company and Interna-tional Lease Finance Corporation (filed as an exhibit to Form 8-K dated July 14, 1993 and incorporated herein by reference).

10.25        Supplemental Agreement No. 1, dated as of June 4, 1993, to Purchase
             Agreement No. 1771 between The Boeing Company and International
             Lease Finance Corporation (filed as an exhibit to Form 8-K dated
             July 14, 1993 and incorporated herein by reference).

10.26        Supplemental Agreement No. 2, dated July 15, 1993, to Purchase
             Agreement No. 1771 between The Boeing Company and the Company
             (filed as an exhibit to Form 10-Q dated June 30, 1993 and incorporated herein by reference).

10.27 Supplemental Agreement No. 5, dated as of July 28, 1993, to Pur-chase Agreement No. 1497 between The Boeing Company and the Company
             (filed as an exhibit to Form 10-Q dated June 30, 1993 and incorpo-rated herein by reference).

10.28        Amendment No. 3, dated as of September 22, 1993, to the Airbus A330
             Purchase Agreement, dated as of February 24, 1989, between AVSA,
             S.A.R.L. and the Company (filed as an exhibit to Form 10-Q dated
             June 30, 1993 and incorporated herein by reference).

10.29 Amendments Nos. 8 and 9 dated October 29, 1993 and January 3, 1994, respectively, to the Airbus A320 Purchase Agreement dated as of November 10, 1988 between AVSA, S.A.R.L. and the Company
             (Confidential treatment requested).

10.30        Amendments Nos. 3 and 4 dated January 3, 1994 and February 28,
             1994, respectively, to the Airbus A321 Purchase Agreement dated as of February 14, 1990 between AVSA, A.S.R.L. and the Company
             (Confidential treatment requested).

10.31        Supplemental Agreement No. 6 dated November 10, 1993 to Purchase
             Agreement No. 1497 dated as of August 25, 1988 between The Boeing
             Company and the Company (Confidential treatment requested).

10.32        Supplemental Agreement No. 10, dated November 12, 1993, to Purchase
             Agreement No. 1498 dated as of August 25, 1988 between The Boeing
             Company and the Company (Confidential treatment requested).

10.33        Supplemental Agreements Nos. 17 and 18, each dated October 26,
             1993, to Purchase Agreement No. 1499 dated as of August 25, 1988 between The Boeing Company and the Company (Confidential treatment requested).

10.34        Supplemental Agreement No. 2 dated December 7, 1993 to Purchase
             Agreement No. 1770 dated as of December 15, 1992 between The Boeing
             Company and the Company (Confidential treatment requested).

10.35        Supplemental Agreement No. 3 dated October 26, 1993 to Purchase
             Agreement No. 1771 dated as of December 15, 1992 between The Boeing
             Company and the Company (Confidential treatment requested).

10.36        Letter Agreement No. 6-1162-RLL-886 dated November 12, 1993 to
             Purchase Agreement No. 1497 dated as of August 25, 1988 between The
             Boeing Company and the Company (Confidential treatment requested).

10.37        Letter Agreement No. 6-1162-KAC-1736 dated October 20, 1993 to
             Purchase Agreement No. 1498 dated as of August 25, 1988 between The
             Boeing Company and the Company (Confidential treatment requested).

10.38        Letter Agreement No. 6-1162-RLL-475R dated November 12, 1993 to
             Purchase Agreement No. 1768 dated as of December 15, 1992 between
             The Boeing Company and the Company (Confidential treatment requested).

12.          Computation of Ratio of Earnings to Fixed Charges and Preferred
             Stock Dividends.

24.          Consent of Ernst & Young.

                        REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
International Lease Finance Corporation
Los Angeles, California

  We have audited the accompanying consolidated balance sheets of International Lease Finance Corporation as of December 31, 1993 and 1992, and the related consolidated statements of income, shareholders' equity, and cash flows for each of the three years in the period ended December 31, 1993. Our audits also included the financial statement schedules listed in the Index at
Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of International Lease Finance Corporation at December 31, 1993 and 1992, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1993, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                      ERNST & YOUNG

Century City,
Los Angeles, California
February 23, 1994

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

           (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                     ASSETS

                                                              DECEMBER 31,
                                                          ----------------------
                                                             1993        1992
                                                          ----------  ----------
Cash, including interest bearing accounts of $51,657
 (1993) and $47,610 (1992) .............................  $   61,566  $   55,181
Notes receivable--Notes B and D.........................     337,855     171,289
Net investment in finance and sales-type leases--Note C.     290,269     242,445

Flight equipment under operating leases--Note G.........   7,295,241   5,322,025
 Less accumulated depreciation..........................     779,404     562,126
                                                          ----------  ----------
                                                           6,515,837   4,759,899
Deposits on flight equipment purchases..................     820,048     708,093
Accrued interest, other receivables and other assets....      81,244      61,157
Investments--Note D.....................................      17,837      71,443
Deferred debt issue costs--less accumulated amortization
 of $16,390 (1993) and $11,335 (1992) ..................      15,165      10,258
                                                          ----------  ----------
                                                          $8,139,821  $6,079,765
                                                          ==========  ==========
                      LIABILITIES AND SHAREHOLDERS' EQUITY

Accrued interest and other payables.....................      92,229  $   79,199
Debt financing, net of deferred debt discount of $10,194
 (1993) and $7,042 (1992)--Note E.......................   5,819,481   4,242,288
Security and other deposits on flight equipment.........     437,004     317,012
Rentals received in advance.............................      41,951      38,626
Deferred income taxes--Note H...........................     339,753     225,960
Current income taxes....................................         222      20,485
Commitments and contingencies--Note J
SHAREHOLDERS' EQUITY--Notes E and F
 Preferred stock--no par value; 20,000,000 authorized
  shares; Market Auction Preferred Stock, $100,000 per
  share liquidation value; Series A and B (1993 and
  1992) and C and D (1993), each having 500 shares
  issued and outstanding................................     200,000     100,000
 Common stock--no par value; 100,000,000 authorized
  shares, 35,818,122 (1993 and 1992) issued and
 outstanding............................................       3,582       3,582
 Paid-in capital........................................     532,941     534,469
 Retained earnings......................................     672,658     518,144
                                                          ----------  ----------
                                                           1,409,181   1,156,195
                                                          ----------  ----------
                                                          $8,139,821  $6,079,765
                                                          ==========  ==========

                            See accompanying notes.

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

                             (DOLLARS IN THOUSANDS)

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                      --------------------------
                                                        1993     1992     1991
                                                      -------- -------- --------
Revenues:
 Rental of flight equipment--Note G.................. $795,437 $628,600 $433,505
 Flight equipment marketing..........................   53,680   46,845   38,238
 Interest and other..................................   62,515   55,072   54,968
                                                      -------- -------- --------
                                                       911,632  730,517  526,711
Expenses:
 Interest............................................  301,205  243,536  192,037
 Depreciation........................................  268,170  192,165  161,725
 Provision for overhaul..............................   39,893   28,055   15,133
 Selling, general and administrative--Note I.........   24,724   20,521   18,116
                                                      -------- -------- --------
                                                       633,992  484,277  387,011
                                                      -------- -------- --------
  INCOME BEFORE INCOME TAXES.........................  277,640  246,240  139,700
Provision for income taxes--Note H...................  109,075   88,491   50,170
                                                      -------- -------- --------
  NET INCOME......................................... $168,565 $157,749 $ 89,530
                                                      ======== ======== ========

                            See accompanying notes.

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                                       AUCTION PREFERRED STOCK     COMMON STOCK
                                      -------------------------- -----------------
                                       NUMBER OF                 NUMBER OF         PAID-IN   RETAINED
                                         SHARES      AMOUNT        SHARES   AMOUNT CAPITAL   EARNINGS    TOTAL
                                      ------------   -------    ----------  ------ --------  --------  ----------
                                                                      (DOLLARS IN THOUSANDS)
Balance at December 31, 1990.......                             35,818,122  $3,582 $340,901  $287,840  $  632,323
 Capital contribution..............                                                 100,000               100,000
 Dividend to AIG...................                                                            (6,645)     (6,645)
 Net income........................                                                            89,530      89,530
                                             -----   --------   ----------  ------ --------  --------  ----------
Balance at December 31, 1991.......                             35,818,122   3,582  440,901   370,725     815,208
 Capital contribution..............                                                  95,000                95,000
 Sales of MAPS preferred...........          1,000   $100,000                        (1,432)               98,568
 Dividend to AIG...................                                                           (10,330)    (10,330)
 Net income........................                                                           157,749     157,749
                                             -----   --------   ----------  ------ --------  --------  ----------
Balance at December 31, 1992.......          1,000    100,000   35,818,122   3,582  534,469   518,144   1,156,195
 Sale of MAPS preferred............          1,000    100,000                        (1,528)               98,472
 Dividend to AIG...................                                                           (11,359)    (11,359)
 Preferred stock dividends.........                                                            (2,692)     (2,692)
 Net income........................                                                           168,565     168,565
                                             -----   --------   ----------  ------ --------  --------  ----------
Balance at December 31, 1993.......          2,000   $200,000   35,818,122  $3,582 $532,941  $672,658  $1,409,181
                                             =====   ========   ==========  ====== ========  ========  ==========

                            See accompanying notes.

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                              YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1993         1992         1991
                                         -----------  -----------  -----------
OPERATING ACTIVITIES:
 Net income............................. $   168,565  $   157,749  $    89,530
 Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Depreciation of flight equipment.......    268,170      192,165      161,725
  Deferred income taxes..................    113,793       49,102       53,622
  Amortization of deferred debt issue
   costs.................................      5,055        4,554        2,826
  Gain on sale of flight equipment and
   investments included in amount
   financed..............................    (24,806)     (12,973)     (15,128)
  Increase in notes receivable...........     (8,694)      (7,398)     (11,688)
  Equity in net (income) loss of
   affiliates............................     (3,036)      (3,354)          86
  Write-off of notes receivable..........                                  500
 Changes in operating assets and
  liabilities:
    (Increase) in accrued interest, other
     receivables and other assets........    (21,110)     (30,762)     (13,531)
    Increase in accrued interest and
     other payables......................     13,029       20,280       19,040
    Increase (decrease) in current income
     taxes payable.......................    (20,262)      20,485
    Increase (decrease) in rentals
     received in advance.................      3,326       10,552         (122)
                                         -----------  -----------  -----------
Net cash provided by operating
    activities..........................     494,030      400,400      286,860
                                         -----------  -----------  -----------
INVESTING ACTIVITIES:
 Acquisition of flight equipment:
   For operating leases.................  (2,372,789)  (1,665,978)  (1,075,957)
   For finance leases...................                   (5,841)
 Proceeds from disposal of flight
   equipment--net of gain...............     126,005      119,482       70,824
 Advances on notes receivable...........     (14,856)     (27,614)     (37,150)
 Collections on notes receivable........      70,242       23,358       64,516
 Collections on finance and sales-type
  leases................................      13,576       11,333       12,460
 Purchase of investments................      (2,333)      (1,000)      (5,454)
 Sale of investments--net of gain.......      32,822
                                         -----------  -----------  -----------
Net cash used in investing activities...  (2,147,333)  (1,546,260)    (970,761)
                                         -----------  -----------  -----------
FINANCING ACTIVITIES:
 Proceeds from debt financing...........   4,265,761    2,462,790    3,089,351
 Payments in reduction of debt
  financing.............................  (2,685,416)  (1,455,470)  (2,344,415)
 Proceeds from sale of MAPS preferred
  stock (net of issue costs)............      98,472       98,568
 Cash contributions to capital by AIG...                   95,000      100,000
 Debt issue costs.......................      (9,961)      (7,677)     (10,186)
 Change in unamortized debt discount....      (3,154)       3,046          (22)
 Payment of common and preferred
  dividends.............................     (14,051)     (10,330)      (6,645)
 Increase in customer deposits..........     119,992       74,458       39,635
 Increase in deposits and progress
  payments..............................    (111,955)     (83,146)    (175,554)
                                         -----------  -----------  -----------
Net cash provided by financing
  activities............................   1,659,688    1,177,239      692,164
                                         -----------  -----------  -----------
Net increase in cash....................       6,385       31,379        8,263
Cash at beginning of year...............      55,181       23,802       15,539
                                         -----------  -----------  -----------
 Cash at end of year.................... $    61,566  $    55,181  $    23,802
                                         ===========  ===========  ===========

(Table continued on next page)

(Table continued from previous page)

                                                  YEARS ENDED DECEMBER 31
                                                 --------------------------
                                                   1993     1992     1991
                                                 -------- -------- --------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION:
 Cash paid (received) during the year for:
 Interest (net of amount capitalized $39,363
  (1993), $36,291 (1992) and
  $38,947 (1991))..............................  $264,571 $223,036 $175,101
 Income taxes..................................    15,395   17,619   (3,072)

SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:

 1993
 Flight equipment with a net book value of $60,478 was transferred from operating leases to finance leases.
 Flight equipment was received in exchange for notes receivable in the amount of $41,987.
 Notes in the amount of $228,645 were received as partial payments in exchange for flight equipment sold with a book value of $204,185.
 Notes in the amount of $26,600 were received in exchange for investments in preferred stock with a book value of $26,153.

 1992
 Notes in the amount of $60,595 were received as partial payments in exchange for flight equipment sold with a book value of $47,622.

 1991
 Notes in the amount of $53,628 were received as partial payments in exchange for flight equipment sold with a book value of $38,500. Flight equipment was received in exchange for notes receivable in the amount of $14,445.

                            See accompanying notes.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                            (DOLLARS IN THOUSANDS)

NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Parent Company: International Lease Finance Corporation (the "Company") is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad.

  Principles of Consolidation: The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Investments of less than 20% in other affiliates are carried at cost. Investments of between 20% and 50% in other affiliates are carried under the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

  Intercompany Allocations: AIG allocates certain costs to its subsidiaries. The charges amounted to $2,312 (1993), $225 (1992) and $137 (1991).

  Rentals: The Company, as lessor, leases flight equipment principally under operating leases. Accordingly, income is reported over the life of the lease as rentals become receivable under the provisions of the lease or, in the case of leases with varying payments, under the straight-line method over the noncancelable term of the lease. In certain cases, leases provide for additional amounts based on usage.

  Flight Equipment Marketing: The Company is a marketer of flight equipment. Marketing revenues include all revenues from such operations consisting of net gains on sales of flight equipment, commissions and net gains on disposition of leased flight equipment.

  Flight Equipment: Flight equipment is stated at cost. Major additions and modifications are capitalized. Normal maintenance and repairs; airframe and engine overhauls; and compliance with return conditions of flight equipment on lease are provided by and paid for by the lessee. Under the provisions of most leases, for certain airframe and engine overhauls, the lessee is reimbursed for costs incurred up to but not exceeding contingent rentals paid the Company by the lessee. The Company provides a charge to operations for such reimbursements based primarily upon the hours utilized during the period and the expected reimbursement during the life of the lease.

  Generally, all aircraft are depreciated using the straight-line method over a 25 year life from the date of manufacture to a 15% residual value. Boeing 737-200 aircraft are depreciated to a residual value of 15% at December 31, 1996. British Aerospace BAC1-11 aircraft have been depreciated to a residual value of $250,000 each as of December 31, 1993. Prior to 1992, estimated depreciable lives of aircraft were generally 20 years.

  At the time assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the related accounts and the difference, net of proceeds, is recorded as a gain or loss.

  Capitalized Interest: The Company borrows certain funds to finance progress payments for flight equipment being constructed to order. The interest incurred on such borrowings is capitalized and included in the cost of the equipment.

  Deferred Debt Issue Costs: Deferred debt issue costs incurred in connection with debt financing are being amortized over the life of the debt using the interest rate method.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)
NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Income Taxes: The Company and its U.S. subsidiaries are included in the consolidated federal income tax return of AIG. The Company and its subsidiaries are included in the combined California unitary tax return of AIG. The provision for income taxes is calculated on a separate return basis. Income tax payments are made pursuant to a tax payment allocation agreement whereby AIG credits or charges the Company for the corresponding increase or decrease (not to exceed the separate return basis calculation) in AIG's current taxes resulting from the inclusion of the Company in AIG's consolidated tax return. Intercompany payments are made when such taxes are due or tax benefits are realized by AIG.

  The deferred tax liability is determined based on the difference between the financial statement and tax basis of assets and liabilities and is measured at the enacted tax rates that will be in effect when these differences reverse. Deferred tax expense is determined by the change in the liability for deferred taxes ("Liability Method").

  Investment Tax Credits: Investment tax credits, repealed by the Tax Reform Act of 1986, are recognized on the flow-through method.

  Reclassifications: Certain amounts have been reclassified in the 1992 and 1991 financial statements to conform to the Company's 1993 presentation.

NOTE B--NOTES RECEIVABLE

  Notes receivable are primarily from the sale of flight equipment and are summarized as follows:

                                                                 1993     1992
                                                               -------- --------
   Fixed rate notes receivable due in varying installments to
    2001:
    Less than 8%.............................................  $ 94,951 $ 49,657
    8% to 9.99%..............................................    49,923   62,842
    10% to 12%...............................................     4,203   44,108
   Prime to prime plus 2.25% and Libor plus 1.1% to Libor
    plus 1.5% notes receivable in varying installments to
    2002.....................................................   188,778   14,682
                                                               -------- --------
                                                               $337,855 $171,289
                                                               ======== ========

  The Company restructured approximately $16,428 (1993) and $17,127 (1992) of lease payments, of which $3,786 was outstanding at December 31, 1993 and is included above.

  At December 31, 1993, the minimum future notes receivable payments to be received are as follows:

   1994................................................................ $ 65,596
   1995................................................................  158,457
   1996................................................................   25,038
   1997................................................................   20,252
   1998................................................................   17,493
   Thereafter..........................................................   51,019
                                                                        --------
                                                                        $337,855
                                                                        ========

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE C--NET INVESTMENT IN FINANCE AND SALES-TYPE LEASES

  The following lists the components of the net investment in finance and sales-type leases:

                                                              1993      1992
                                                            --------  ---------
   Total minimum lease payments to be received............. $358,106  $ 299,912
   Estimated residual values of leased flight equipment....   76,328     76,328
   Less: Unearned income................................... (144,165)  (133,795)
                                                            --------  ---------
   Net investment in finance and sales-type leases......... $290,269  $ 242,445
                                                            ========  =========

  Minimum future lease payments to be received for flight equipment on finance and sales-type leases at December 31, 1993 are as follows:

           1994..................................... $ 37,689
           1995.....................................   37,689
           1996.....................................   37,689
           1997.....................................   36,699
           1998.....................................   36,609
           Thereafter...............................  171,731
                                                     --------
           Total minimum lease payments to be
            received................................ $358,106
                                                     ========

NOTE D--INVESTMENTS

  Investments consist of the following:

                                                      1993            1992
                                                 --------------- ---------------
                                                 PERCENT         PERCENT
                                                  OWNED  AMOUNT   OWNED  AMOUNT
                                                 ------- ------- ------- -------
Cost method:
  Air Liberte..................................   10.8%  $ 4,154  10.8%  $ 3,414
  Alaska Air Group.............................                   17.6%   59,375
  Aeronautical Support Inc.....................   19.5%    1,000  19.5%      600
  International Aircraft Investors.............    6.2%      300   6.2%      300
  Morris Air Service...........................    1.4%    1,000   1.4%    1,000
  Others.......................................                                8
Equity method:
  Pacific Ocean Leasing Ltd....................   50.0%    6,101  50.0%    4,018
  Pacific Asia Leasing Ltd.....................   25.0%    3,681  25.0%    2,728
  Hoeri Corporation............................   50.0%    1,601
                                                         -------         -------
                                                         $17,837         $71,443
                                                         =======         =======

  In addition, the Company has notes receivable of $31,984 (1993) and $37,205
(1992) from companies in which it has investments.

  At December 31, 1993, the Company had seven aircraft on lease to Air Liberte and seven aircraft on lease to Morris Air Service. These leases are similar in terms to those of unaffiliated customers.

  During 1993, Alaska Air Group redeemed all of its preferred stock held by the Company. The Company received a premium for the redemption and took a portion of the payment in the form of a note.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE D--INVESTMENTS (CONTINUED)

  In 1993, the Company increased its financial interest in Aeronautical Support, Inc. ("ASI") with the purchase of nonvoting preferred stock. ASI leases and sells spare parts for aircraft and jet engines.

  The Company has sold used aircraft and engines to International Aircraft Investors ("IAI"). In exchange for these sales the Company has received notes which are included in Notes Receivable in the accompanying balance sheets (see Note B).

  The Company has a 50% interest in Pacific Ocean Leasing Ltd. ("POL"), a Bermuda corporation. POL presently owns one Boeing 767-200 aircraft, one spare engine and various spare parts on lease to an airline. Additionally, the Company has a subordinated loan to POL, which is included in Notes Receivable on the accompanying balance sheets (see Note B).

  The Company has a 25% interest in Pacific Asia Leasing Ltd. ("PAL"), a Bermuda corporation. PAL presently owns one Boeing 767-300ER aircraft on lease to an airline. The Company guaranteed a bridge loan in connection with such purchase (see Note J).

  In 1993, the Company invested $1,601 for a 50% interest in Hoeri Corporation ("Hoeri"), a British Virgin Islands corporation. Hoeri presently owns one McDonnell Douglas MD-81 on lease to an airline. The Company has a subordinated loan to Hoeri which is included in Notes Receivable on the accompanying balance sheets (see Note B).

NOTE E--DEBT FINANCING

  Debt financing is comprised of the following:

                                                           1993        1992
                                                        ----------  ----------
   Commercial Paper (weighted average interest rate at
    December 31, 3.34% (1993) and 3.47% (1992)).......  $1,444,977  $  944,451
   Term Notes.........................................   2,550,000   1,800,000
   Medium-Term Notes..................................   1,765,920   1,428,000
   9.52% Notes, payable in varying installments to
    1996..............................................      48,528      49,529
   Canadian bankers' acceptances payable in equal
    quarterly installments to 1994....................         250       1,250
   Bank term debt.....................................      20,000      26,100
   Less: Deferred debt discount.......................     (10,194)     (7,042)
                                                        ----------  ----------
                                                        $5,819,481  $4,242,288
                                                        ==========  ==========

 Bank Financing:

  As of December 31, 1993, the Company had committed credit agreements with 29 commercial banks aggregating $1,015,000 and an uncommitted line of credit with one commercial bank in the amount of $200,000. No amounts were outstanding at December 31, 1993 and 1992. Bank debt principally provides for interest rates that vary according to the pricing option then in effect and range from prime, .30% to 3/8% over LIBOR or .425% to 1/2% over CD rates, at the option of the Company. The interest rate on the uncommitted bank line is fixed for a period of up to one year at a rate determined by the bank. Bank debt may be subject to either compensating balances or commitment fees of up to .25% of amount available. Bank financing is used primarily as backup for the Company's Commercial Paper program.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE E--DEBT FINANCING (CONTINUED)

 Term Notes:

  The Company has issued the following Notes which provide for a single principal payment at maturity and cannot be redeemed prior to maturity:

                                                 INITIAL
                                                  TERM        1993       1992
                                               ----------- ---------- ----------
   7.40% Notes due June 1, 1993..............      2 years            $  100,000
   6.50% Notes due April 1, 1994.............      2 years $  100,000    100,000
   Floating Rate Notes due September 1, 1994.      2 years    100,000    100,000
   7.20% Notes due October 1, 1994...........      3 years    150,000    150,000
   6% Notes due January 15, 1995.............      3 years    150,000    150,000
   8.20% Notes due April 15, 1995............      4 years    150,000    150,000
   4 7/8% Notes due September 15, 1995.......      3 years    100,000    100,000
   6 7/8% Notes due December 15, 1995........      4 years    100,000    100,000
   5 3/4% Notes due January 15, 1996.........      3 years    150,000
   6 5/8% Notes due June 1, 1996.............      4 years    100,000    100,000
   4 3/4% Notes due July 15, 1996............      3 years    100,000
   7.90% Notes due October 1, 1996...........      5 years    100,000    100,000
   6 3/8% Notes due November 1, 1996.........      4 years    150,000    150,000
   5 7/8% Notes due February 1, 1997.........      4 years    100,000
   5 1/2% Notes due April 1, 1997............      4 years    100,000
   6 1/2% Notes due July 15, 1997............      5 years    150,000    150,000
   Floating Rate Notes due October 15, 1997..  4 1/2 years    100,000
   5 3/4% Notes due March 15, 1998...........      5 years    100,000
   5 3/4% Notes due July 1, 1998.............      5 years    100,000
   8.35% Notes due October 1, 1998...........      7 years    100,000    100,000
   6 1/2% Notes due August 15, 1999..........      7 years    100,000    100,000
   6.20% Notes due May 1, 2000...............      7 years    100,000
   8 7/8% Notes due April 15, 2001...........     10 years    150,000    150,000
                                                           ---------- ----------
                                                           $2,550,000 $1,800,000
                                                           ========== ==========

 Medium-Term Notes:

  The Company's Medium-Term Notes bear interest at rates varying between 3.57% and 10.25%, inclusive, with maturities from 1994 through 2003. The Medium-Term Notes provide for a single principal payment at the maturity of the respective note. They cannot be redeemed by the Company prior to maturity.

 9.52% Notes:

  The 9.52% Notes, issued in a private placement by one of the Company's subsidiaries, provide for annual principal payments in varying amounts through 1996 and are collateralized by certain leases.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                 (DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

NOTE E--DEBT FINANCING (CONTINUED)

 Interest Rate Swaps:

  At December 31, 1993 and 1992, the Company had interest rate swap agreements with aggregate notional amounts of $225,000 and $125,000, respectively, that it uses to convert fixed and variable rates on various outstanding debt obligations. Net receipts or payments under the agreements are recognized as adjustments to interest expense. The agreements expire in 1994, 1996 and 1998.

  Maturities of debt financing (excluding commercial paper) at December 31, 1993 are as follows:

      1994........................................................... $  765,025
      1995...........................................................    795,901
      1996...........................................................    905,052
      1997...........................................................    802,235
      1998...........................................................    614,235
      Thereafter.....................................................    502,250
                                                                      ----------
                                                                      $4,384,698
                                                                      ==========

  Under the most restrictive provisions of the related borrowings, consolidated retained earnings at December 31, 1993, in the amount of $258,842 are unrestricted as to payment of dividends.

NOTE F--SHAREHOLDERS' EQUITY

Preferred Stock:

  In November 1993 and December 1992, 500 shares each of Series C and D and 500 shares each of Series A and B, respectively, of Market Auction Preferred Stock ("MAPS") were issued in connection with public offerings at $100,000 per share. Proceeds, net of issuance costs, to the Company were $98,472 (1993) and $98,568 (1992). The MAPS have a liquidation value of $100,000 per share and are not convertible. The dividend rate, other than the initial rate, for each dividend period for each series will be reset approximately every 7 weeks (49 days) on the basis of orders placed in an auction. At December 31, 1993, the dividend rates (initial rate) for Series C and D were both 2.92% and the dividend rates for Series A and B were 2.97% and 3.02%, respectively.

 Stock Appreciation Rights:

  Stock Appreciation Rights ("SARs") were granted to certain employees of the Company during 1990. The SARs granted generally vest over a nine year period from the effective date and are exercisable immediately upon vesting. SARs initially have no value but can gain a cash value based upon the difference between a Benchmark Price and a Formula Price (based on adjusted pre-tax cash flow of the Company), but not in excess of an aggregate of $150,000, to be accrued and paid over the period of the plan. The SAR plan became effective on January 1, 1991. No value has been earned or accrued under the SAR plan as of December 31, 1993.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE G--RENTAL INCOME

  Minimum future rentals on noncancelable operating leases of flight equipment which have been delivered at December 31, 1993 are as follows:

           YEAR ENDED
           ----------
           1994................................... $  717,735
           1995...................................    638,449
           1996...................................    473,211
           1997...................................    318,759
           1998...................................    188,990
           Thereafter.............................    126,574
                                                   ----------
                                                   $2,463,718
                                                   ==========

  Additional rentals earned by the Company based on the lessees' usage aggregated $101,761 (1993), $72,589 (1992) and $41,974 (1991). Flight
equipment is leased, under operating leases, for periods ranging from one to 11 years.

NOTE H--INCOME TAXES

  The provision (benefit) for income taxes is comprised of the following:

                                                        1993     1992    1991
                                                      --------  ------- -------
   Current:
    Federal.......................................... $ (8,522) $34,944 $(4,300)
    State............................................    3,826    4,445     841
                                                      --------  ------- -------
                                                        (4,696)  39,389  (3,459)
   Deferred:
    Federal..........................................  103,220   46,513  49,255
    State............................................   10,551    2,589   4,374
                                                      --------  ------- -------
                                                       113,771   49,102  53,629
                                                      --------  ------- -------
                                                      $109,075  $88,491 $50,170
                                                      ========  ======= =======

  The provision for deferred income taxes is comprised of the following temporary differences:

                                                      1993     1992     1991
                                                    --------  -------  -------
Accelerated depreciation on flight equipment......  $108,548  $47,906  $49,381
Excess of state income taxes not currently
 deductible for Federal income tax purposes.......    (3,698)    (880)  (1,487)
Deferred sales-type leases........................    (1,092)  (3,644)   1,990
Provision for overhauls...........................    (3,613)  (3,666)  (3,477)
Rentals received in advance.......................    (1,077)  (4,149)      24
Straight line rents...............................     7,269   13,168
Changes in tax rates..............................     6,056      --       --
Other.............................................     2,659   (1,874)    (999)
Investment and other tax credits..................    (1,281)   2,096      810
                                                    --------  -------  -------
    Subtotal......................................   113,771   48,957   46,242
Decrease (increase) in net operating loss for tax
 purposes only....................................       --       145    7,387
                                                    --------  -------  -------
                                                     113,771  $49,102  $53,629
                                                    ========  =======  =======

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE H--INCOME TAXES (CONTINUED)

  The deferred tax liability at December 31, 1993 consists of the following:

      Accelerated depreciation on flight equipment................... $350,779
      Excess of state income taxes not currently deductible for
       Federal income tax purposes...................................  (10,715)
      Deferred sales-type leases.....................................   17,441
      Provision for overhauls........................................  (17,246)
      Rentals received in advance....................................  (16,290)
      Straight line rents............................................   20,991
      Other..........................................................   (5,207)
                                                                      --------
                                                                      $339,753
                                                                      ========

  A reconciliation of computed expected total provision for income taxes to the amount recorded is as follows:

                                                      1993     1992     1991
                                                    --------  -------  -------
Computed expected provision based upon a federal
 rate of 35% (1993) and 34% (1992 and 1991) .......  $97,174  $83,722  $47,498
State income taxes, net of Federal income taxes....    9,345    4,642    3,442
Foreign sales corporation benefit..................   (3,324)     --       --
Dividend received exclusion........................     (598)  (1,526)  (1,519)
Other..............................................      422    1,653      749
Adjustments of deferred tax liability for changes
 in tax rates......................................    6,056      --       --
                                                    --------  -------  -------
                                                    $109,075  $88,491  $50,170
                                                    ========  =======  =======

  The Company adopted the Liability Method of accounting for income taxes in its financial statements for the year ended November 30, 1987. The issuance in February 1992 by the Financial Accounting Standards Board of Statement No. 109, "Accounting for Income Taxes," had no material effect on the Company's accounting for income taxes.

NOTE I--OTHER INFORMATION

 Concentration of Credit Risk

  The Company leases and sells aircraft to airlines. All of the lease receivables and the majority of notes receivable are from airlines located throughout the world. The Company generally obtains deposits on leases and obtains collateral in flight equipment on notes receivable. The Company has no single customer which accounts for 10% or more of revenues.

 Segment Information

  The Company operates within one industry, the marketing of flight equipment through leasing and sales.

  Revenues include rentals of flight equipment to foreign airlines of $655,773
(1993), $546,452 (1992) and $377,390 (1991).

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE I--OTHER INFORMATION (CONTINUED)

 Miscellaneous

  Interest and other revenue includes dividend income from its investment in Alaska Air Group $2,431 (1993), $6,400 (1992) and $6,383 (1991) and security deposit forfeitures and early lease termination fees of $16,329 (1993), $8,565
(1992) and $13,471 (1991).

 Employee Benefit Plans

  The Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan and a voluntary savings plan (401(k) plan).

  AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 1993 by $27,075.

 Gain on Disposition of Assets

  During 1992, proceeds from the sale and leaseback of aircraft were $26,000. The gain of $7,069 was deferred and is being credited to rent expense over the term of the applicable lease agreement.

NOTE J--COMMITMENTS AND CONTINGENCIES

 Aircraft orders and options

  At December 31, 1993, the Company had committed to purchase 227 aircraft deliverable from 1994 through 1999 at an estimated aggregate purchase price (including adjustment for anticipated inflation) of approximately $12,949,300.

  At December 31, 1993, the Company had options to purchase 58 aircraft deliverable from 1996 through 1999 at an estimated aggregate purchase price (including adjustment for anticipated inflation) of approximately $3,444,900.

  Most of these purchase commitments and options are based upon master arrangements with each of The Boeing Company ("Boeing"), AVSA, S.A.R.L., the sales subsidiary of Airbus Industrie ("Airbus") and McDonnell Douglas Corporation ("McDonnell Douglas").

  The Boeing aircraft (models 737, 747, 757, 767 and 777), the Airbus aircraft (models A300, A310, A319, A320, A321, A330 and A340) and the McDonnell Douglas aircraft (model MD-11) described above are either being purchased, or the options to purchase have been granted, pursuant to purchase agreements executed by the Company and Boeing, Airbus or McDonnell Douglas, respectively. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, the Company has the right to alter the mix of aircraft type ultimately acquired. As of December 31, 1993, the Company had made non-refundable deposits (exclusive of capitalized interest) with respect to the aircraft which the Company has committed to purchase of approximately $427,572, $274,206 and $36,824 with Boeing, Airbus and McDonnell Douglas, respectively.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                            (DOLLARS IN THOUSANDS)

NOTE J--COMMITMENTS AND CONTINGENCIES (CONTINUED)

  If all 285 aircraft were to be acquired, the estimated aggregate purchase price (including adjustment for anticipated inflation) would be approximately $16,394,200. Management anticipates that a significant portion of such aggregate purchase price will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

  For a fee paid in 1991, the Company entered into an option agreement wherein the Company will purchase an aircraft in 1994 for $66,488.

Asset Value Guarantees

  The Company guaranteed a portion of the residual value of one aircraft for a fee paid in 1990. The Company guaranteed a portion of the residual value of four aircraft for fees paid in 1991. The aggregate guarantees approximate $87,600 at December 31, 1993 and, if called upon, are payable in the amounts of $3,600 (1994), $21,000 (2000) and $63,000 (2003).

Other Guarantees

  In connection with the acquisition of an aircraft in 1990 by POL (See Note
D), in which the Company has an investment, the Company has guaranteed the payment of interest in excess of 9.25% if POL is unable to pay. The interest rate at December 31, 1993 was 4.00%.

  In connection with the acquisition of eight aircraft by affiliates, the Company guaranteed the loans, which at December 31, 1993 aggregated $44,241.

  In connection with the sale of an aircraft in 1993, the Company received a $2 million payment toward the final financing of the aircraft. If the financing is not completed by the buyer, the Company is obligated to finance the $2 million payment.

NOTE K--FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash and cash equivalents: The carrying value reported in the balance sheet for cash and cash equivalents approximates its fair value.

    Notes receivable: The fair values for notes receivable are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings.

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                             (DOLLARS IN THOUSANDS)

NOTE K--FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

    Investments: It was not practicable to estimate the fair value of most of the Company's investments in the common and preferred stocks of other companies because of the lack of a quoted market price and the inability to estimate fair value without incurring excessive costs. The carrying amount at December 31, 1993 represents the original cost or original cost plus the Company's share of earnings of the investment, which management believes is not impaired.

    Debt financing: The carrying value of the Company's commercial paper and term debt maturing within one year approximates its fair value. The fair value of the Company's long-term debt is estimated using discounted cash flow analyses, based on the Company's spread to Treasuries for similar debt at year-end.

    Off-balance-sheet instruments: Fair values for the Company's off-balance-sheet instruments are based on pricing models or formulas using current assumptions (swaps) and the amount of the guarantee which would not be covered by the fair value of the underlying collateral (loan guarantees and asset value guarantees).

  The carrying amounts and fair values of the Company's financial instruments at December 31, 1993 are as follows:

                                                 CARRYING
                                                 AMOUNT OF       FAIR VALUE OF
                                             ASSET (LIABILITY) ASSET (LIABILITY)
                                             ----------------- -----------------
   Cash and cash equivalents................    $   61,566        $   61,566
   Notes receivable.........................       337,855           338,136
   Investments..............................        17,837            19,507
   Debt financing...........................    (5,819,481)       (5,983,654)
   Off-balance-sheet instruments:
     Swaps..................................           --              3,844
     Loan guarantees........................           --                --
     Asset value guarantees.................           --                --

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

    SCHEDULE II--AMOUNTS RECEIVABLE FROM RELATED PARTIES AND UNDERWRITERS, PROMOTERS AND EMPLOYEES OTHER THAN RELATED PARTIES

         COL. A                     COL. B     COL. C    COL. D   COL. E  COL. F    COL. G
         ------                  ------------ --------- --------- ------- ------   ---------
                                                               DEDUCTIONS
                                                        ------------------------    BALANCE
                                   BALANCE                        AMOUNTS           AT END
                                 AT BEGINNING            AMOUNTS  WRITTEN             OF
     NAME OF DEBTOR               OF PERIOD   ADDITIONS COLLECTED   OFF   OTHER    PERIOD(A)
     --------------              ------------ --------- --------- ------- ------   ---------
                                                  (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1993
 Aeronautical Support, Inc...    $2,823                   $  143   $700    $400(b)  $1,580
 International Aircraft
  Investors..................     4,546       $1,855       1,672                     4,729
 Pacific Ocean Leasing Ltd...     2,938           62       1,000                     2,000
 Hoeri Corp..................                    173                                    173
YEAR ENDED DECEMBER 31, 1992
 Aeronautical Support, Inc...    $4,398                   $1,575                    $2,823
 International Aircraft
  Investors..................     1,460       $3,185          99                     4,546
 Pacific Ocean Leasing Ltd...     3,038                      100                     2,938
YEAR ENDED DECEMBER 31, 1991
 Aeronautical Support, Inc...    $2,970       $2,410        $982                    $4,398
 International Aircraft
  Investors..................     1,500                       40                     1,460
 Pacific Ocean Leasing Ltd...     3,038                                              3,038

- - -----------
The Company has investments in the above entities.
Notes:
(a) The balance at end of period does not include $23,502 (1993), $26,898
    (1992) and $8,036 (1991) in loans to airlines in which the Company has investments as they arose in the ordinary course of business.
(b) Converted into equity.

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                   SCHEDULE V--PROPERTY, PLANT AND EQUIPMENT

         COL. A                  COL. B      COL. C     COL. D       COL. E       COL. F
         ------               ------------ ---------- ----------- ------------- ----------
                                 BALANCE                           OTHER CHANGES  BALANCE
                              AT BEGINNING ADDITIONS              ADD (DEDUCT)    AT END
     CLASSIFICATION            OF PERIOD    AT COST   RETIREMENTS   DESCRIBE    OF PERIOD
     --------------           ------------ ---------- ----------- ------------- ----------
                                            (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1993
 Flight equipment.............  $5,322,025  $2,372,789  $441,560   $41,987(1)    $7,295,241
YEAR ENDED DECEMBER 31, 1992
 Flight equipment.............  $3,860,478  $1,665,978  $204,431   $   0         $5,322,025
YEAR ENDED DECEMBER 31, 1991
 Flight equipment.............  $2,904,773  $1,090,460  $134,755   $   0         $3,860,478

- - --------
(1) Flight equipment was received in exchange for notes receivable.

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

SCHEDULE VI -- ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION


         COL. A                 COL. B     COL. C     COL. D       COL. E      COL. F
         ------                --------- ---------- ----------- ------------- --------
                                BALANCE  ADDITIONS                            BALANCE
                                  AT     CHARGED TO             OTHER CHANGES  AT END
                               BEGINNING  COST AND              ADD (DEDUCT)     OF
      DESCRIPTION              OF PERIOD  EXPENSE   RETIREMENTS   DESCRIBE     PERIOD
      -----------              --------- ---------- ----------- ------------- --------
                                                 (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1993
 Flight equipment............. $562,126   $268,170    $50,892       $  0      $779,404
YEAR ENDED DECEMBER 31, 1992
 Flight equipment............. $407,329   $192,165    $37,368       $  0      $562,126
YEAR ENDED DECEMBER 31, 1991
 Flight equipment............. $271,146   $161,725    $25,542       $  0      $407,329

            INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

               SCHEDULE VIII -- VALUATION AND QUALIFYING ACCOUNTS

         COL. A             COL. B              COL. C               COL. D       COL. E
         ------          ------------ --------------------------- ------------ -------------
                                               ADDITIONS
                          BALANCE AT  CHARGED TO    CHARGED TO
                         BEGINNING OF COSTS AND  OTHER ACCOUNTS-- DEDUCTIONS--  BALANCE AT
      DESCRIPTION           PERIOD     EXPENSES      DESCRIBE     DESCRIBE(1)  END OF PERIOD
      -----------        ------------ ---------- ---------------- ------------ -------------
                                               (DOLLARS IN THOUSANDS)
Reserve for overhaul:
Year ended December 31,
 1993...................   $34,965     $39,893         $  0         $30,015       $44,843
Year ended December 31,
 1992...................   $25,171     $28,055         $675(2)      $18,936       $34,965
Year ended December 31,
 1991...................   $16,820     $15,133         $713(3)      $ 7,495       $25,171

- - --------
(1)Reimbursements to lessees for overhauls performed.
(2)Payments received from lessees in lieu of compliance with return conditions.
(3)Overhaul reserves acquired on purchase of used aircraft.

           INTERNATIONAL LEASE FINANCE CORPORATION AND SUBSIDIARIES

                     SCHEDULE IX -- SHORT-TERM BORROWINGS

         COL. A                       COL. B      COL. C    COL. D      COL. E      COL. F
         ------                    ------------- -------- ----------- ----------- ----------
                                                                                   WEIGHTED
                                                            MAXIMUM     AVERAGE    AVERAGE
                                                 WEIGHTED   AMOUNT      AMOUNT     INTEREST
                                                 AVERAGE  OUTSTANDING OUTSTANDING    RATE
    CATEGORY OF AGGREGATE           BALANCE AT   INTEREST DURING THE  DURING THE  DURING THE
     SHORT-TERM BORROWING          END OF PERIOD   RATE     PERIOD     PERIOD(1)  PERIOD(2)
    ---------------------          ------------- -------- ----------- ----------- ----------
                                              (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1993
 Commercial paper................  $1,444,977     3.34%  $1,491,364  $1,184,988     3.32%
 Amounts payable to banks(3).....         --       --    $        0  $        0       --
YEAR ENDED DECEMBER 31, 1992
 Commercial paper................  $  944,451     3.47%  $1,189,764  $  987,901     4.01%
 Amounts payable to banks(3).....         --       --    $  262,000  $   59,932     4.18%
YEAR ENDED DECEMBER 31, 1991
 Commercial paper................  $  714,130     5.27%  $  797,747  $  666,510     6.56%
 Amounts payable to banks(3).....         --       --    $  663,000  $  335,633     6.96%

- - ------------
(1) The average amount outstanding during the period was computed by dividing the total daily outstanding principal balances by the number of days in the period.
(2) The weighted average interest rate during the period was computed by dividing the daily interest rate weighted by daily outstanding principal balances by the sum of daily outstanding principal balances.
(3) Amounts payable to banks represent borrowings under lines of credit and term revolvers. See Note E of notes to consolidated financial statements.

                                  SIGNATURES

  Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: March 16, 1994

                                      INTERNATIONAL LEASE FINANCE CORPORATION

                                      By           LESLIE L. GONDA
                                      ----------------------------------------
                                                  Leslie L. Gonda
                                               Chairman of the Board

  Pursuant to requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.


             SIGNATURE                 TITLE                          DATE
             ---------                 -----                          ----
          LESLIE L. GONDA            Director                      March 16, 1994
- - ----------------------------------
          Leslie L. Gonda

        STEVEN F. UDVAR-HAZY         Director                      March 16, 1994
- - ----------------------------------
        Steven F. Udvar-Hazy

           LOUIS L. GONDA            Director                      March 16, 1994
- - ----------------------------------
           Louis L. Gonda

          M. R. GREENBERG            Director                      March 16, 1994
- - ----------------------------------
          M. R. Greenberg

         EDWARD E. MATTHEWS          Director                      March 16, 1994
- - ----------------------------------
         Edward E. Matthews

       PETROS K. SABATACAKIS         Director                      March 16, 1994
- - ----------------------------------
       Petros K. Sabatacakis

          HOWARD I. SMITH            Director                      March 16, 1994
- - ----------------------------------
          Howard I. Smith

           ALAN H. LUND              Chief Financial Officer and   March 16, 1994
- - ----------------------------------    Chief Accounting Officer
            Alan H. Lund

SUPPLEMENTAL INFORMATION TO BE FURNISHED WITH REPORTS FILED PURSUANT TO
SECTION 15(D) OF THE ACT BY REGISTRANTS WHICH HAVE NOT REGISTERED SECURITIES PURSUANT TO SECTION 12 OF THE ACT.

  Since the Registrant is a wholly owned subsidiary of AIG, no annual report to security holders for the year ended December 31, 1993 or proxy statement, form of proxy or other proxy soliciting materials have been sent to securities holders since January 1, 1990.

                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                        DESCRIPTION                             PAGE
 -------                       -----------                         ------------
   3.1   Amended and Restated Articles of Incorporation of the
         Company filed November 17, 1992 (filed as an exhibit to
         Registration Statement No. 33-54294 and incorporated
         herein by reference).

   3.2   Certificate of Determination of Preferences of
         Preferred Stock filed December 9, 1992 (filed as an exhibit to Registration Statement No. 33-54294 and incorporated herein by reference).

   3.3   Certificate of Determination of Preferences of
         Preferred Stock filed November 18, 1993 (filed as an exhibit to Registration Statement 33-50913 and incorporated herein by reference).

   3.4 By-Laws of the Company, including amendment thereto dated August 31, 1990 (filed as an exhibit to Registration Statement No. 33-37600 and incorporated herein by reference).

   4.1 Indenture, dated as of March 1, 1986, between the Company and National Westminster Bank (U.S.A.), as
         Trustee (filed as an exhibit to Registration Statement
         No. 33-24411 and incorporated herein by reference).

   4.2 Supplemental Indenture, dated August 15, 1990, substituting Shawmut Bank, N.A., as trustee under the Indenture referred to in Item 4.1 (filed as an exhibit to Form 10-K for the thirteen months ended December 31, 1990 and incorporated herein by reference).

   4.3 Indenture, dated as of November 1, 1990, between the Company and Shawmut Bank, N.A., as Trustee (filed as an exhibit to Registration Statement No. 33-37600 and in-corporated herein by reference).

   4.4 Indenture dated as of November 1, 1991, between the Company and Continental Bank, National Association as
         Trustee (filed as an exhibit to Registration Statement
         No. 33-43698 and incorporated herein by reference).

   4.5 The Company agrees to furnish to the Commission upon request a copy of each instrument with respect to is-sues of long-term debt of the Company and its subsidi-aries, the authorized principal amount of which does not exceed 10% of the consolidated assets of the Com-pany and its subsidiaries.

  10.1 Employment Agreement with Leslie L. Gonda (filed as an exhibit to Form 10-Q for the fiscal quarter ended May
         31, 1990 and incorporated herein by reference).

  10.2 Employment Agreement with Steven F. Udvar-Hazy (filed as an exhibit to Form 10-Q for the fiscal quarter ended
         May 31, 1990 and incorporated herein by reference).

  10.3 Employment Agreement with Louis L. Gonda (filed as an exhibit to Form 10-Q for the fiscal quarter ended May
         31, 1990 and incorporated herein by reference).

  10.4 Amended Memorandum of Understanding between the Company and The Boeing Company dated July 18, 1986 (filed as an exhibit to Form 8-K, dated July 31, 1986 and incorporated herein by reference).

  10.5   Purchase Agreement Nos. 1497, 1498, 1499 and 1500,
         dated August 25, 1988, between The Boeing Company and the Company (filed as exhibits to Form 8-K dated
         August 25, 1988 and incorporated herein by reference).

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
                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                        DESCRIPTION                             PAGE
 -------                       -----------                         ------------
  10.6   General Terms Agreement, dated November 10, 1988 be-
         tween AVSA, S.A.R.L. and the Company, including Letter
         Agreements Nos. 1 through 5 relating thereto (filed as
         exhibits to Form 8-K, dated January 25, 1989 and incor-
         porated herein by reference).

  10.7 Purchase Agreements Nos. A300, A310, A320 and A330, dated November 10, 1988, between AVSA, S.A.R.L. and the
         Company, including Letter Agreements relating thereto
         (filed as exhibits to Form 8-K, dated January 25, 1989 and incorporated herein by reference).

  10.8   Amended and Restated Loan Agreement dated as of
         December 1, 1990, with National Westminster Bank PLC
         (filed as an exhibit to Form 10-K for the thirteen months ended December 31, 1990 and incorporated herein by reference).

  10.9 Note Purchase Agreement dated as of January 12, 1989, among ILFC, ILFC Canada and the Note Purchasers named therein (filed as exhibit to Form 8-K dated January 19, 1989 and incorporated herein by reference).

  10.10  Credit Agreement dated as of January 12, 1989 among the
         Company, ILFC Canada and The Industrial Bank of Japan
         (Canada) (filed as exhibit to Form 8-K dated January
         19, 1989 and incorporated herein by reference).

  10.11 Amendment No. 2, dated February 14, 1990, to A320 Pur-chase Agreement, dated November 10, 1988, between AVSA,
         S.A.R.L. and the Company (filed as an exhibit to Form
         10-K for the thirteen months ended December 31, 1990 and incorporated herein by reference).

  10.12 Purchase Agreement A321 dated February 14, 1990, be-tween AVSA, S.A.R.L. and the Company, including Letter
         Agreements relating thereto (filed as an exhibit to Form 10-K for the thirteen months ended December 31, 1990 and incorporated herein by reference).

  10.13  Loan Agreement dated as of April 7, 1992 between the
         Company and The Toyo Trust and Banking Co., Ltd., Los
         Angeles Agency (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

  10.14  Amendment No. 1 dated as of June 18, 1991 to Purchase
         Agreement No. A330 dated as of November 10, 1988 between AVSA, S.A.R.L. and the Company (filed as an exhibit to Form 10-K for the year ended December 31, 1991 and incorporated herein by reference).

  10.15  Amendments Nos. 3, 4, 6 and 7 dated as of June 18,
         1991, December 20, 1991, November 30, 1992 and December
         10, 1992, respectively, to Purchase Agreement No. A320 dated as of November 10, 1988 between AVSA, S.A.R.L.
         and the Company (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

  10.16 Amendments Nos. 1 and 2 dated as of June 18, 1991 and as of December 10, 1992, respectively, to Purchase
         Agreement No. A321 dated as of February 14, 1990 between AVSA, S.A.R.L. and the Company (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                        DESCRIPTION                             PAGE
 -------                       -----------                         ------------
  10.17  Amendment No. 2 dated as of December 10, 1992 to Pur-
         chase Agreement No. A330 dated as of November 10, 1988
         between AVSA, S.A.R.L. and the Company (filed as an ex-
         hibit to Form 10-K for the year ended December 31, 1992
         and incorporated herein by reference).

  10.18 Supplemental Agreements Nos. 1, 2 and 3 dated as of No-vember 27, 1989, December 19, 1989, and December 5,
         1990, respectively, to Purchase Agreement No. 1497 dated as of August 25, 1988 between The Boeing Company and the Company; Supplemental Agreement No. 1 dated
         March 30, 1989 to Purchase Agreement No. 1498 dated as of August 25, 1988 between The Boeing Company and the
         Company; Supplemental Agreements Nos. 1, 2, 3, 5, 9,
         10, 11, 12, 13 and 14 dated as of March 30, 1989, Au-
         gust 21, 1989, December 19, 1989, May 1, 1991, August
         21, 1992, August 21, 1992, September 21, 1992, November
         23, 1992, December 15, 1992 and January 15, 1993, re-
         spectively, to Purchase Agreement No. 1499 dated as of August 25, 1988 between The Boeing Company and the Com-pany; Supplemental Agreements Nos. 1, 4, 5 and 9 dated as of March 30, 1989, December 19, 1989, February 22,
         1990 and May 21, 1991, respectively, to Purchase Agree-ment No. 1500 dated as of August 25, 1988 between The
         Boeing Company and the Company and Letter Agreement No.
         6-1162-SRC-2044 (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

  10.19  Purchase Agreements, Nos. 1768, 1769, 1770, 1771 and
         1772, dated as of December 15, 1992 between The Boeing
         Company and the Company, including Letter Agreements related to each Purchase Agreement (filed as an exhibit to Form 10-K for the year ended December 31, 1992 and incorporated herein by reference).

  10.20  Letter Agreement No. 6-1162-KAC-1403R6 dated as of
         April 13, 1993, to Purchase Agreement No. 1500 between
         The Boeing Company and the Company (filed as an exhibit to Form 10-Q dated March 31, 1993 and incorporated herein by reference).

  10.21  Supplemental Agreement No. 18, dated as of April 13,
         1993 to Purchase Agreement No. 1500 between The Boeing
         Company and the Company (filed as an exhibit to Form
         10-Q dated March 31, 1993 and incorporated herein by reference).

  10.22 Revolving Credit Agreement dated as of June 1, 1993, among International Lease Finance Corporation, Union
         Bank of Switzerland, Los Angeles Branch, and the other banks listed therein providing up to $566,666,662
         (filed as an exhibit to Form 8-K dated July 14, 1993 and incorporated herein by reference).

  10.23 Revolving Credit Agreement dated as of June 1, 1993, among International Lease Finance Corporation, Union
         Bank of Switzerland, Los Angeles Branch, and the other banks listed therein providing up to $283,333,338
         (filed as an exhibit to Form 8-K dated July 14, 1993 and incorporated herein by reference).

  10.24  Supplemental Agreement No. 16, dated as of March 10,
         1993, to Purchase Agreement No. 1500 between The Boeing
         Company and International Lease Finance Corporation
         (filed as an exhibit to Form 8-K dated July 14, 1993 and incorporated herein by reference).


                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                        DESCRIPTION                             PAGE
 -------                       -----------                         ------------
  10.25  Supplemental Agreement No. 1, dated as of June 4, 1993, to Purchase Agreement No. 1771 between The Boeing
         Company and International Lease Finance Corporation
         (filed as an exhibit to Form 8-K dated July 14, 1993
         and incorporated herein by reference).

  10.26  Supplemental Agreement No. 2, dated July 15, 1993, to
         Purchase Agreement No. 1771 between The Boeing Company and the Company (filed as an exhibit to Form 10-Q dated
         June 30, 1993 and incorporated herein by reference).

  10.27  Supplemental Agreement No. 5, dated as of July 28,
         1993, to Purchase Agreement No. 1497 between The Boeing
         Company and the Company (filed as an exhibit to Form
         10-Q dated June 30, 1993 and incorporated herein by reference).

  10.28  Amendment No. 3, dated as of September 22, 1993, to the
         Airbus A330 Purchase Agreement, dated as of February
         24, 1989, between AVSA, S.A.R.L. and the Company (filed as an exhibit to Form 10-Q dated June 30, 1993 and incorporated herein by reference).

  10.29  Amendments Nos. 8 and 9 dated October 29, 1993 and
         January 3, 1994, respectively, to the Airbus A320
         Purchase Agreement dated as of November 10, 1988 between AVSA, S.A.R.L. and the Company (Confidential treatment requested).

  10.30  Amendments Nos. 3 and 4 dated January 3, 1994 and
         February 28, 1994, respectively, to the Airbus A321
         Purchase Agreement dated as of February 14, 1990 between AVSA, A.S.R.L. and the Company (Confidential treatment requested).

  10.31  Supplemental Agreement No. 6 dated November 10, 1993 to
         Purchase Agreement No. 1497 dated as of August 25, 1988 between The Boeing Company and the Company (Confiden-tial treatment requested).

  10.32 Supplemental Agreement No. 10, dated November 12, 1993, to Purchase Agreement No. 1498 dated as of August 25,
         1988 between The Boeing Company and the Company
         (Confidential treatment requested).

  10.33 Supplemental Agreements Nos. 17 and 18, each dated Oc-tober 26, 1993, to Purchase Agreement No. 1499 dated as of August 25, 1988 between The Boeing Company and the
         Company (Confidential treatment requested).

  10.34  Supplemental Agreement No. 2 dated December 7, 1993 to
         Purchase Agreement No. 1770 dated as of December 15,
         1992 between The Boeing Company and the Company
         (Confidential treatment requested).

  10.35  Supplemental Agreement No. 3 dated October 6, 1993 to
         Purchase Agreement No. 1771 dated as of December 15,
         1992 between The Boeing Company and the Company (Confi-dential treatment requested).

  10.36  Letter Agreement No. 6-1162-RLL-886 dated November 12,
         1993 to Purchase Agreement No. 1497 dated as of August
         25, 1988 between The Boeing Company and the Company
         (Confidential treatment requested).

  10.37  Letter Agreement No. 6-1162-KAC-1736 dated October 20,
         1993 to Purchase Agreement No. 1498 dated as of August
         25, 1988 between The Boeing Company and the Company
         (Confidential treatment requested).

                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                        DESCRIPTION                             PAGE
 -------                       -----------                         ------------
  10.38  Letter Agreement No. 6-1162-RLL-475R dated November 12,
         1993 to Purchase Agreement No. 1768 dated as of
         December 15, 1992 between The Boeing Company and the
         Company (Confidential treatment requested).

  12.    Computation of Ratio of Earnings to Fixed Charges and
         Preferred Stock Dividends.

  24.    Consent of Ernst & Young.